Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Documentand Entity Information [Abstract]
Entity Registrant Name	VERSO PAPER HOLDINGS LLC
Entity Central Index Key	0001395864
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4/A
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	VRS
Amendment Flag	false

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 61,470	$ 94,795
Accounts receivable, net	101,014	128,213
Inventories	131,467	166,876
Assets held for sale	24,867	0
Prepaid expenses and other assets	3,996	3,238
Total current assets	322,814	393,122
Property, plant, and equipment, net	793,031	934,699
Reforestation	0	13,671
Intangibles and other assets, net	116,432	102,950
Total assets	1,232,277	1,444,442
Current liabilities:
Accounts payable	92,079	110,589
Accrued liabilities	119,121	139,682
Liabilities related to assets held for sale	176	0
Total current liabilities	211,376	250,271
Long-term debt	1,187,052	1,201,077
Other liabilities	54,448	54,278
Total liabilities	1,452,876	1,505,626
Commitments and contingencies (Note 17)
Equity:
Paid-in-capital	324,562	321,110
Retained deficit	(519,888)	(353,636)
Accumulated other comprehensive loss	(25,273)	(28,658)
Total deficit	(220,599)	(61,184)
Total liabilities and equity	$ 1,232,277	$ 1,444,442

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Consolidated Statements Of Operations [Abstract]
Net sales	$ 1,474,612	$ 1,722,489	$ 1,605,316
Costs and expenses:
Cost of products sold - (exclusive of depreciation, amortization, and depletion)	1,272,630	1,460,290	1,410,770
Depreciation, amortization, and depletion	118,178	125,295	127,367
Selling, general, and administrative expenses	74,364	78,007	70,989
Goodwill impairment	0	10,551	0
Restructuring charges	102,404	24,464	0
Total operating expenses	1,567,576	1,698,607	1,609,126
Other operating income	(60,594)	0	0
Operating (loss) income	(32,370)	23,882	(3,810)
Interest income	(1,523)	(1,614)	(124)
Interest expense	127,943	122,213	122,528
Other loss (income), net	7,380	25,812	(734)
Net loss	$ (166,170)	$ (122,529)	$ (125,480)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Consolidated Statements Of Comprehensive Income [Abstract]
Net loss	$ (166,170)	$ (122,529)	$ (125,480)
Derivative financial instruments:
Effective portion of net unrealized losses	(1,365)	(5,188)	(9,466)
Reclassification from accumulated other comprehensive loss to net income (loss)	5,856	2,838	8,786
Defined benefit pension plan:
Pension liability adjustment	(4,185)	(12,079)	(3,834)
Amortization of net loss and prior service cost	2,960	2,002	1,874
Other	119	23	(45)
Other comprehensive income (loss)	3,385	(12,404)	(2,685)
Comprehensive loss	$ (162,785)	$ (134,933)	$ (128,165)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' AND MEMBER'S EQUITY (USD $) In Thousands	Total	Paid-in Capital	Retained Deficit	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 197,993	$ 317,023	$ (105,461)	$ (13,569)
Cash distributions	(78)	0	(78)	0
Net loss	(125,480)	0	(125,480)	0
Other comprehensive income	(2,685)	0	0	(2,685)
Equity award expense	1,667	1,667	0	0
Balance - December 31, 2012 at Dec. 31, 2010	71,417	318,690	(231,019)	(16,254)
Cash distributions	(88)	0	(88)	0
Net loss	(122,529)	0	(122,529)	0
Other comprehensive income	(12,404)	0	0	(12,404)
Equity award expense	2,420	2,420	0	0
Balance - December 31, 2012 at Dec. 31, 2011	(61,184)	321,110	(353,636)	(28,658)
Cash distributions	(82)	0	(82)	0
Contribution from parent	776	776	0	0
Net loss	(166,170)	0	(166,170)	0
Other comprehensive income	3,385	0	0	3,385
Equity award expense	2,676	2,676	0	0
Balance - December 31, 2012 at Dec. 31, 2012	$ (220,599)	$ 324,562	$ (519,888)	$ (25,273)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (166,170)		$ (122,529)		$ (125,480)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization, and depletion	118,178		132,363		127,367
Restructuring and other charges	77,376		0		0
Loss (gain) on early extinguishment of debt	8,244		26,091		(255)
Amortization of debt issuance costs	4,957	[1]	5,036	[1]	5,290	[1]
Accretion of discount on long-term debt	1,421		4,101		3,721
Equity award expense	2,676		2,420		1,667
(Gain) loss on disposal of fixed assets	(45,742)		323		3
Goodwill impairment	0		10,551		0
Other, net	(4,992)		(6,132)		(4,691)
Changes in assets and liabilities:
Accounts receivable	27,199		(21,201)		(2,723)
Inventories	28,269		(24,360)		19,885
Prepaid expenses and other assets	(8,969)		(801)		8,076
Accounts payable	(18,719)		(14,185)		23,778
Accrued liabilities	(12,426)		22,885		19,183
Net cash provided by operating activities	11,302		14,562		75,821
Cash Flows From Investing Activities:
Proceeds from insurance settlement	51,003		0		0
Proceeds from sale of fixed assets	1,731		228		453
Transfers to restricted cash	106		23,839		(25,073)
Capital expenditures	(59,909)		(90,272)		(73,646)
Net cash used in investing activities	(7,069)		(66,205)		(98,266)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	112,500		0		0
Payments on revolving credit facilities	(112,500)		0		0
Proceeds from long-term debt	341,191		394,618		27,438
Debt issuance costs	(24,459)		(10,800)		(1,971)
Repayments of long-term debt	(354,984)		(389,998)		0
Contribution from parent	776		0		0
Cash distributions	(82)		(88)		(78)
Net cash (used in) provided by financing activities	(37,558)		(6,268)		25,389
Change in cash and cash equivalents	(33,325)		(57,911)		2,944
Cash and cash equivalents at beginning of period	94,795		152,706		149,762
Cash and cash equivalents at end of period	$ 61,470		$ 94,795		$ 152,706

[1]	Amortization of debt issuance cost is included in interest expense.

SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Business — The accompanying consolidated financial statements for Verso Paper Holdings LLC, a Delaware limited liability company, or “Verso Holdings,” include the accounts of Verso Holdings and its subsidiaries. Unless otherwise noted, references to “Company,” “we,” “us,” and “our” refer collectively to Verso Holdings and its subsidiaries. Verso Paper Finance Holdings LLC, or “Verso Finance,” is our sole member and direct parent.

We began operations on August 1, 2006, when we acquired the assets and certain liabilities comprising the business of the Coated and Supercalendered Papers Division of International Paper Company, or “International Paper.”  We were formed by affiliates of Apollo Global Management, LLC, or “Apollo,” for the purpose of consummating the acquisition from International Paper, or the “Acquisition.”  Verso Paper Corp., of which we are an indirect wholly owned subsidiary, went public on May 14, 2008, with an initial public offering, “IPO,” of 14 million shares of common stock.

We operate in the following three market segments: coated papers; hardwood market pulp; and other, consisting of specialty papers.  Our core business platform is as a producer of coated freesheet and coated groundwood papers.  Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.

Basis of Presentation —This report contains the consolidated financial statements of Verso Holdings as of December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011, and 2010.  Variable interest entities for which Verso Holdings is the primary beneficiary are also consolidated.  Intercompany balances and transactions are eliminated in consolidation.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or “GAAP,” requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from these estimates.

Revenue Recognition — Sales are net of rebates, allowances, and discounts.  Revenue is recognized when the customer takes title and assumes the risks and rewards of ownership.  Revenue is recorded at the time of shipment for terms designated f.o.b. (free on board) shipping point.  For sales transactions designated f.o.b. destination revenue is recorded when the product is delivered to the customer’s site and when title and risk of loss are transferred.

Shipping and Handling Costs — Shipping and handling costs, such as freight to customer destinations, are included in Cost of products sold in the accompanying consolidated statements of operations.  These costs, when included in the sales price charged for our products, are recognized in Net sales.

Planned Maintenance Costs — Maintenance costs for major planned maintenance shutdowns in excess of $0.5 million are deferred over the period in which the maintenance shutdowns occur and expensed ratably over the period until the next major planned shutdown, since we believe that operations benefit throughout that period from the maintenance work performed.  Other maintenance costs are expensed as incurred.

Environmental Costs and Obligations — Costs associated with environmental obligations, such as remediation or closure costs, are accrued when such costs are probable and reasonably estimable.  Such accruals are adjusted as further information develops or circumstances change.  Costs of future expenditures for environmental obligations are discounted to their present value when the expected cash flows are reliably determinable.

Equity Compensation — We account for equity awards in accordance with Financial Accounting Standards Board, or “FASB,” Accounting Standards Codification, or “ASC,” Topic 718, Compensation – Stock Compensation.  ASC Topic 718 requires employee equity awards to be accounted for under the fair value method. Accordingly, share-based compensation is measured at the grant date based on the fair value of the award.  We use the straight-line attribution method to recognize share-based compensation over the service period of the award.

Income Taxes — We are a limited liability corporation and are not subject to federal income taxes. We account for our state income taxes in accordance with ASC Topic 740, Income Taxes.

Fair Value of Financial Instruments — The carrying amounts for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, and amounts receivable from or due to related parties approximates fair value due to the short maturity of these instruments.  We determine the fair value of our debt based on market information and a review of prices and terms available for similar obligations.  See also Note 8, Note 10, Note 13, and Note 14 for additional information regarding the fair value of financial instruments.

Cash and Cash Equivalents — Cash and cash equivalents can include highly liquid investments with a maturity of three months or less at the date of purchase.

Inventories and Replacement Parts and Other Supplies — Inventory values include all costs directly associated with manufacturing products: materials, labor, and manufacturing overhead.  These values are presented at the lower of cost or market.  Costs of raw materials, work-in-progress, and finished goods are determined using the first-in, first-out method.  Replacement parts and other supplies are stated using the average cost method and are reflected in Inventories and Intangibles and other assets on the consolidated balance sheet (see also Note 3 and Note 6).

Property, Plant, and Equipment — Property, plant, and equipment is stated at cost, net of accumulated depreciation. Interest is capitalized on projects meeting certain criteria and is included in the cost of the assets.  The capitalized interest is depreciated over the same useful lives as the related assets.  Interest cost of $3.5 million and $3.7 million was capitalized, respectively, in 2012 and 2011.  Expenditures for major repairs and improvements are capitalized, whereas normal repairs and maintenance are expensed as incurred.

Depreciation and amortization are computed using the straight-line method for all assets over the assets’ estimated useful lives.  Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware	3 - 6
Leasehold improvements	Over the terms of the lease or the useful life of the improvements

Reforestation — Timberlands are stated at cost, including capitalized costs attributable to reforestation efforts (i.e., costs for site preparation, planting stock, labor, herbicide, fertilizer, and any other costs required to establish timber on land that was previously not forested).  Costs attributable to timberlands are charged against income as trees are cut.  The rate charged will be determined annually based on the relationship of incurred costs to estimated current merchantable volume.  As of December 31, 2012, all of our timberlands are classified as held for sale in the accompanying consolidated balance sheet (see also Note 4).

Goodwill and Intangible Assets — We account for goodwill and other intangible assets in accordance with ASC Topic 350, Intangibles – Goodwill and Other.  Intangible assets primarily consist of trademarks, customer-related intangible assets, and patents obtained through business acquisitions.  The useful lives of trademarks were determined to be indefinite and, therefore, these assets are not amortized.  Customer-related intangible assets are amortized over their estimated useful lives of approximately twenty-five years.  Patents are amortized over their remaining legal lives of ten years.  The impairment evaluation of the carrying amount of goodwill and other intangible assets with indefinite lives is conducted annually or more frequently if events or changes in circumstances indicate that an asset might be impaired.

Trademarks are evaluated by comparing the expected undiscounted future cash flow to their carrying values.  During 2012, based on a projected reduction of revenue primarily as a result of a reduction in production capacity from the closure of the Sartell mill, we recognized a trademarks impairment charge of $3.7 million, which is included in Restructuring charges on our accompanying consolidated statements of operations (see also Note 16).

Goodwill was evaluated at the reporting unit level and allocated to the “Coated” segment. The evaluation for goodwill impairment was performed by applying a two-step test.  The first step was to compare the fair value of the reporting unit with its carrying amount, including goodwill.  If the fair value of the reporting unit was less than its carrying amount, goodwill was considered impaired and the loss was measured by performing step two, which involved using a hypothetical purchase price allocation to determine the implied fair value of the goodwill and compare it to the carrying value of the goodwill.  An impairment loss was recognized to the extent the implied fair value of the goodwill was less than the carrying amount of the goodwill.  In 2011, we recognized a goodwill impairment charge of $10.5 million.  We had no goodwill remaining as of December 31, 2011.

Impairment of Long-Lived Assets — Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances that indicate that the carrying value of the assets may not be recoverable, as measured by comparing their net book value to the estimated undiscounted future cash flows generated by their use.  Impaired assets are recorded at estimated fair value, determined principally using discounted cash flows.

In 2012, based on a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, we recorded a fixed asset impairment charge of $66.5 million, which is included in Restructuring charges on our accompanying consolidated statements of operations (see also Note 16).  The impairment charge was calculated based on the excess of carrying value over the estimated fair value of the site, which was estimated based on preliminary negotiations with potential buyers received subsequent to our decision to shut down the mill.

Allowance for Doubtful Accounts — We maintain an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments.  We manage credit risk related to our trade accounts receivable by continually monitoring the creditworthiness of our customers to whom credit is granted in the normal course of business.  Trade accounts receivable balances for sales to unaffiliated customers were approximately $97.0 million at December 31, 2012, compared to $113.2 million at December 31, 2011.

We establish our allowance for doubtful accounts based upon factors surrounding the credit risks of specific customers, historical trends, and other information.  Based on this assessment, an allowance is maintained that represents what is believed to be ultimately uncollectible from such customers.  The allowance for doubtful accounts was approximately $1.0 million at December 31, 2012, compared to $0.9 million at December 31, 2011.  Bad debt expense was $0.1 million for the year ended December 31, 2012, compared to $0.2 million for each of the years ended December 31, 2011 and 2010.

Deferred Financing Costs — We capitalize costs incurred in connection with borrowings or establishment of credit facilities.  These costs are amortized as an adjustment to interest expense over the life of the borrowing or life of the credit facilities using the effective interest method.  In the case of early debt principal repayments, we adjust the value of the corresponding deferred financing costs with a charge to interest expense, and similarly adjust the future amortization expense.

Asset Retirement Obligations — In accordance with ASC Topic 410, Asset Retirement and Environmental Obligations, a liability and an asset are recorded equal to the present value of the estimated costs associated with the retirement of long-lived assets where a legal or contractual obligation exists.  The liability is accreted over time, and the asset is depreciated over its useful life.  Our asset retirement obligations under this standard relate to closure and post-closure costs for landfills.  Revisions to the liability could occur due to changes in the estimated costs or timing of closure or possible new federal or state regulations affecting the closure.

As of December 31, 2012 and 2011, we had $0.8 million of restricted cash included in Intangibles and other assets in the accompanying consolidated balance sheet related to an asset retirement obligation in the state of Michigan.  This cash deposit is required by the state and may only be used for the future closure of a landfill.

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Asset retirement obligations, January 1	$11,233	$13,660
Accretion expense	827	816
Settlement of existing liabilities	(449)	(1,625)
Adjustment to existing liabilities	419	(1,618)
Liabilities related to assets held for sale	(176)	—
Asset retirement obligations, December 31	$11,854	$11,233

In addition to the above obligations, we may be required to remove certain materials from our facilities or to remediate them in accordance with current regulations that govern the handling of certain hazardous or potentially hazardous materials.  At this time, any such obligations have an indeterminate settlement date, and we believe that adequate information does not exist to reasonably estimate any such potential obligations.  Accordingly, we will record a liability for such remediation when sufficient information becomes available to estimate the obligation.

Derivative Financial Instruments — Derivative financial instruments are recognized as assets or liabilities in the financial statements and measured at fair value.  The effective portion of the changes in the fair value of derivative financial instruments that qualify and are designated as cash flow hedges are recorded in Accumulated other comprehensive loss.  Changes in the fair value of derivative financial instruments that are entered into as economic hedges are recognized in current earnings.  We use derivative financial instruments to manage our exposure to energy prices and interest rate risk.  Effective April 1, 2012, management elected to de-designate the remaining energy swaps that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively.

Pension Benefits — Pension plans cover substantially all of our employees.  The defined benefit plans are funded in conformity with the funding requirements of applicable government regulations.  Prior service costs are amortized on a straight-line basis over the estimated remaining service periods of employees.  Certain employees are covered by defined contribution plans.  Our contributions to these plans are based on a percentage of employees’ compensation or employees’ contributions.  These plans are funded on a current basis.

RECENT ACCOUNTING DEVELOPMENTS	12 Months Ended
Dec. 31, 2012
Recent Accounting Developments [Abstract]
Recent Accounting Develpments
RECENT ACCOUNTING DEVELOPMENTS

ASC Topic 220, Comprehensive Income.  Accounting Standards Update, or “ASU,” No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, changes the existing guidance on the presentation of comprehensive income.  Entities have the option of presenting the components of net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  Entities no longer have the option of presenting the components of other comprehensive income within the statement of changes in stockholders’ equity.  ASU No. 2011-05 is effective on a retrospective basis for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for us was the first quarter of 2012.  Changes in ASU No. 2011-05 that related to the presentation of reclassification adjustments were deferred for 2012 and subsequently superseded by ASU No. 2013-02, Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.  The adoption of the provisions of ASU No. 2013-02 will result in a change to our current presentation of comprehensive income but will have no impact on our financial condition, results of operations, or cash flows.

ASC Topic 350, Intangibles – Goodwill and Other.  ASU No. 2012-02, Intangibles—Goodwill and Other (Topic 350), Testing Indefinite Lived Intangible Assets for Impairment, is intended to simplify the guidance for impairment testing of indefinite-lived intangible assets other than goodwill.  Under the new guidance, an entity will have the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test.  Entities electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired.  ASU No. 2012-02 is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted.  We do not expect the adoption of this guidance to have any impact on our consolidated financial statements.

ASC Topic 820, Fair Value Measurements and Disclosures.  ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, provides clarifying guidance on how to measure fair value and additional disclosure requirements.  The update does not extend the use of fair value accounting, but does provide guidance on how it should be applied where it is already required or permitted under current GAAP.  ASU No. 2011-04 is effective for annual and interim periods beginning after December 15, 2011, which for us was January 1, 2012, and had no impact on our consolidated financial statements.

Other new accounting pronouncements issued but not effective until after December 31, 2012, are not expected to have a significant effect on our consolidated financial statements.

INVENTORIES	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
INVENTORIES
INVENTORIES

	December 31,
(Dollars in thousands)	2012	2011
Raw materials	$25,747	$27,953
Woodyard logs	5,942	5,931
Work-in-process	17,629	19,120
Finished goods	55,909	87,585
Replacement parts and other supplies	26,240	26,287
Inventories	$131,467	$166,876

ASSETS HELD FOR SALE, LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE, AND INSURANCE PROCEEDS	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
ASSETS HELD FOR SALE, LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE, AND INSURANCE PROCEEDS
ASSETS HELD FOR SALE, LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE, AND INSURANCE PROCEEDS

On May 28, 2012, our paper mill in Sartell, Minnesota, was damaged by a fire and explosion.  In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion, and announced the decision to permanently close the mill.  As a result of the closure, we recorded an inventory impairment charge of $6.9 million, a fixed asset impairment charge of $66.5 million, and a trademark impairment charge of $3.7 million.  These charges are included in Restructuring charges on our accompanying consolidated statements of operations (see also Note 16).

During the fourth quarter of 2012, we reached a final settlement agreement for $84.0 million with our insurance provider for property and business losses resulting from the fire and explosion.  Insurance proceeds in excess of fire related costs and property damages incurred of $60.6 million are recorded in Other operating income on our consolidated statement of operations for the year ended December 31, 2012.  In addition, $51.0 million of proceeds attributable to property, plant, and equipment are reflected in investing activities on our consolidated statement of cash flows for the year ended December 31, 2012.

Also during the fourth quarter, management evaluated options for the disposition of the Sartell mill and related assets, and entered into a formal plan to sell the assets of the Sartell mill as well as Verso Fiber Farm, LLC, or, “Fiber Farm,” which was created to supply fiber to the Sartell mill.  The assets and related liabilities of the Sartell mill and Fiber Farm have been reclassified as held for sale in our consolidated balance sheet at December 31, 2012 at their carrying value.

Assets and liabilities held for sale at December 31, 2012 were comprised of the following:

December 31,
(Dollars in thousands)	2012
Property, plant, and equipment, net (1)	$12,124
Reforestation (1)	12,743
Assets held for sale	$24,867
Asset retirement obligations	$176
Liabilities related to assets held for sale	$176
(1) Recorded at carrying value as the expected proceeds less costs to sell exceed carrying value.

PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2012	2011
Land and land improvements	$28,985	$37,101
Building and leasehold improvements	153,769	188,201
Machinery, equipment, and other	1,278,427	1,330,275
Construction-in-progress	11,017	31,955
Property, plant, and equipment, gross	1,472,198	1,587,532
Accumulated depreciation	(679,167)	(652,833)
Property, plant, and equipment, net	$793,031	$934,699

Depreciation expense was $117.2 million, $130.5 million, and $124.9 million for the years ended December 31, 2012, 2011, and 2010, respectively.

INTANGIBLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
INTANGIBLES AND OTHER ASSETS
INTANGIBLES AND OTHER ASSETS

Intangibles and other assets consist of the following:

	December 31,
(Dollars in thousands)	2012	2011
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $7.5 million on December 31, 2012, and $6.7 million on December 31, 2011	$5,820	$6,620
Patents, net of accumulated amortization of $0.7 million on December 31, 2012, and $0.6 million on December 31, 2011	411	526
Total amortizable intangible assets	6,231	7,146
Unamortizable intangible assets:
Trademarks	17,780	21,473
Other assets:
Financing costs, net of accumulated amortization of $8.2 million on December 31, 2012, and $16.1 million on December 31, 2011	33,909	24,093
Deferred major repair	17,473	12,294
Replacement parts, net	3,679	4,257
Loan to affiliate	23,305	23,305
Restricted cash	3,454	3,560
Other	10,601	6,822
Total other assets	92,421	74,331
Intangibles and other assets	$116,432	$102,950
Certain previously reported amounts have been reclassified to agree with current presentation.

Amortization expense of intangibles was $0.9 million, $1.1 million, and $1.3 million, respectively, for the year ended December 31, 2012, 2011, and 2010.

The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2013	$815
2014	715
2015	615
2016	567
2017	400

When events or circumstances so indicate, we assess the potential impairment of intangibles and other long-lived assets by comparing the expected undiscounted future cash flows to the carrying value of those assets.  During the year ended December 31, 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill.  During the third quarter of 2012, as a result of the closure, we performed an interim impairment analysis of our trademarks, which resulted in an impairment charge of $3.4 million, based on a projected reduction of revenues primarily as a result of a reduction in production capacity.  In performing our annual impairment test, we determined that the carrying value of our trademarks exceeded their fair value, and recognized an additional $0.3 million of impairment charge.  The trademarks impairment charge is included in Restructuring charges on our statement of operations (see also Note 16).

During the year ended December 31, 2011, we performed an initial assessment of the potential impairment of long-lived assets and other intangibles based on the difficult market conditions and reduced demand we were experiencing and concluded that there was no impairment since the undiscounted cash flows were in excess of the carrying values of long-lived assets and other intangible assets. In connection with our annual goodwill impairment review in the 4th quarter of 2011, we determined that there was an indication of impairment.  As a result we completed the second step of the goodwill impairment test by comparing the fair value of the reporting unit to the fair value of its identifiable assets and liabilities to determine the implied fair value of goodwill.  Based on our analysis, we determined that the carrying value of the ‘Coated’ reporting unit exceeded its fair value, and we recognized a goodwill impairment charge of $10.5 million.  There were no significant events or circumstances indicative of impairment of long-lived assets or other intangibles for the year ended December 31, 2010, therefore there was no comparison of projected undiscounted cash flows to carrying value performed or impairment recorded.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
ACCRUED LIABILITIES
ACCRUED LIABILITIES

A summary of accrued liabilities is as follows:

	December 31,
(Dollars in thousands)	2012	2011
Accrued interest	$55,060	$48,391
Payroll and employee benefit costs	37,721	48,930
Accrued sales rebates	11,138	15,039
Derivatives	3,909	10,047
Restructuring costs	5,098	10,763
Accrued taxes - other than income	1,478	1,404
Freight and other	4,717	5,108
Accrued liabilities	$119,121	$139,682

DEBT	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
DEBT
DEBT

A summary of long-term debt is as follows:

		December 31, 2012			December 31, 2011
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Revolving Credit Facilities	5/4/2017	—	$—	$—	$—	$—
11.5% Senior Secured Notes (1)	7/1/2014	11.50%	—	—	302,820	316,260
11.75% Senior Secured Notes (2)	1/15/2019	11.75%	341,493	361,388	—	—
11.75% Secured Notes	1/15/2019	11.75%	271,573	198,248	—	—
8.75% Second Priority Senior Secured Notes (3)	2/1/2019	8.75%	394,871	159,960	394,736	257,063
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.06%	13,310	9,650	180,216	112,635
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	58,995	300,000	122,550
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total long-term debt			1,187,052	811,546	1,201,077	831,813

(1) Par value of $315,000 on December 31, 2011.
(2) Par value of $345,000 on December 31, 2012.
(3) Par value of $396,000 on December 31, 2012 and 2011.

We determine the fair value of our debt based on market information and a review of prices and terms available for similar obligations.  Our debt is classified as Level 2 within the fair value hierarchy (see also Note 14).

Amounts included in interest expense related to debt and amounts of cash interest payments on debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Interest expense	$126,486	$120,861	$118,506
Cash interest paid	114,849	117,043	115,405
Debt issuance cost amortization(1)	4,957	5,036	5,290

(1) Amortization of debt issuance cost is included in interest expense.

Revolving Credit Facilities.  On May 4, 2012, we entered into new revolving credit facilities consisting of a $150.0 million asset-based loan facility, or “ABL Facility,” and a $50.0 million cash-flow facility, or “Cash Flow Facility.”  The revolving credit facilities were used to repay the outstanding indebtedness under the prior $200.0 million revolving credit facility and will be used to provide ongoing working capital and for other general corporate purposes.  In connection with the revolving credit facilities, debt issuance costs of approximately $9.3 million were deferred and will be amortized over the life of the credit facilities.  The indebtedness under the revolving credit facilities bears interest at a floating rate based on a margin over a base rate or eurocurrency rate.  We are required to pay commitment fees to the lenders in respect of unutilized commitments under the revolving credit facilities and other customary fees.  The indebtedness under the ABL Facility and related guarantees are secured by first-priority security interests, subject to permitted liens, in substantially all of Verso Holdings’, Verso Finance’s, and the subsidiary guarantors’ inventory and accounts receivable, or “ABL Priority Collateral,” and second-priority security interests, subject to permitted liens, in substantially all of their other assets, or “Notes Priority Collateral.”  The indebtedness under the Cash Flow Facility and related guarantees are secured, pari passu with the 11.75% Senior Secured Notes due 2019 and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The revolving credit facilities will mature on May 4, 2017, unless, on any of the dates that is 91 days prior to the earliest scheduled maturity of any of the Second Priority Senior Secured Floating Rate Notes due 2014, the 11.38% Senior Subordinated Notes, or the senior unsecured term loan, an aggregate principal amount in excess of $100.0 million of indebtedness under such existing second-lien notes, subordinated notes or senior unsecured term loan, as applicable, is outstanding, in which case the revolving credit facilities will mature on such earlier date.  The ABL Facility had no amounts outstanding, $43.0 million in letters of credit issued, and $91.9 million available for future borrowing as of December 31, 2012.  The Cash Flow Facility had no outstanding balance, no letters of credit issued, and $50.0 million available for future borrowing as of December 31, 2012.

11.5% Senior Secured Notes due 2014.  On March 21, 2012, we repurchased and retired $270.6 million aggregate principal amount of 11.5% Senior Secured Notes due 2014 and recognized a loss of $29.9 million, which is included in Other (loss) income, net on our accompanying consolidated statements of operations, on the early retirement of the notes, including the write-off of unamortized debt issuance costs and unamortized discount related to the notes.  On April 30, 2012, we redeemed the remaining outstanding $44.4 million aggregate principal amount of the notes and recognized a loss of $4.6 million, which is included in Other (loss) income, net on our accompanying consolidated statements of operations, on the early retirement of the notes, including the write-off of unamortized debt issuance costs and unamortized discount related to the notes.  Following these transactions, there are no outstanding 11.5% Senior Secured Notes due 2014.

11.75% Senior Secured Notes due 2019.  On March 21, 2012, we issued $345.0 million aggregate principal amount of 11.75% Senior Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 11.75% per year.  The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The indebtedness under the notes and related guarantees are secured, pari passu with the Cash Flow Facility and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The notes will mature on January 15, 2019; provided, however, that, if as of 45 days prior to the maturity dates of our 11.375% Senior Subordinated Notes due 2016, more than $100,000,000 of such Senior Subordinated Notes remains outstanding, the notes will mature on that day.

We used $332.0 million of net proceeds from the notes issuance, after deducting the discount, underwriting fees and offering expenses, along with $0.6 million of available cash, to repurchase and retire $270.6 million and to redeem $44.4 million aggregate principal amount of its 11.5% Senior Secured Notes due 2014.  Debt issuance costs of approximately $10.1 million were deferred and will be amortized over the life of the notes.

11.75% Secured Notes due 2019.  On May 11, 2012, we issued $271.6 million aggregate principal amount of 11.75% Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 11.75% per year.  The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The notes and related guarantees are secured by security interests, subject to permitted liens, in substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets.  The security interests securing the notes rank junior to those securing the obligations under the ABL Facility, the Cash Flow Facility, and the 11.75% Senior Secured Notes due 2019 and rank senior to those securing the 8.75% Second Priority Senior Secured Notes due 2019 and the Second Priority Senior Secured Floating Rate Notes due 2014.  The notes will mature on January 15, 2019.

We issued the notes pursuant to two separate exchange offers whereby we (a) issued $166.9 million aggregate principal amount of the notes and paid $5.0 million in cash in exchange for $166.9 million aggregate principal amount of our Second Priority Senior Secured Floating Rate Notes due 2014 and (b) issued $104.7 million aggregate principal amount of the notes and paid $17.3 million in cash in exchange for $157.5 million aggregate principal amount of the 11.38% Senior Subordinated Notes due 2016.  We recognized a total gain of $26.3 million, net of the write-off of unamortized debt issuance costs, from the exchanges, which is included in Other (loss) income, net on our accompanying consolidated statements of operations.  Following the exchanges, $13.3 million aggregate principal amount of the Second Priority Senior Secured Floating Rate Notes and $142.5 million aggregate principal amount of the 11.38% Senior Subordinated Notes remain outstanding.  Debt issuance costs of approximately $5.4 million were deferred and will be amortized over the life of the notes.

8.75% Second Priority Senior Secured Notes due 2019.  In 2011, we issued $396.0 million aggregate principal amount of 8.75% Second Priority Senior Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 8.75% per year.  The notes are guaranteed jointly and severally by each of Verso Holdings’ subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The notes and related guarantees are secured by second priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets, excluding securities of our affiliates.  The notes mature on February 1, 2019.

Second Priority Senior Secured Floating Rate Notes due 2014.  In August 2006, we issued $250.0 million aggregate principal amount of Second Priority Senior Secured Floating Rate Notes due 2014.  As of December 31, 2012, we had repurchased and retired a total of $236.7 million aggregate principal amount of the notes.  The notes bear interest, payable quarterly, at a rate equal to LIBOR plus 3.75% per year.  As of December 31, 2012, the interest rate on the notes was 4.06% per year. The notes mature on August 1, 2014.

11.38% Senior Subordinated Notes due 2016.  In August 2006, we issued $300.0 million aggregate principal amount of 11.38% Senior Subordinated Notes due 2016. As of December 31, 2012, we had repurchased and retired a total of $157.5 million aggregate principal amount of the notes. The notes bear interest, payable semi-annually, at the rate of 11.38% per year. The notes mature on August 1, 2016.

Loan from Verso Paper Finance Holdings LLC/Verso Paper Holdings LLC.  In December 2010, Verso Quinnesec REP LLC, an indirect, wholly-owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” a consolidated variable interest entity.  Under this arrangement, we loaned $23.3 million to Verso Finance, our parent company, at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund.  The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan.

On January 31, 2013, we issued $72.9 million aggregate principal amount of our 11.75% Senior Secured Notes due 2019 to certain lenders holding approximately $85.8 million aggregate principal amount of Verso Finance’s Senior Unsecured Term Loans, and net accrued interest through the closing date, at an exchange rate of 85%, in exchange for the assignment to Verso Finance of its Senior Unsecured Term Loans and the cancellation of such loans.

The payments required under the debt listed above during the years following December 31, 2012, are set forth below:

(Dollars in thousands)
2013	$—
2014	13,310
2015	—
2016	142,500
2017	—
2018 and thereafter	1,035,878
Total debt	$1,191,688

 At December 31, 2012, we were in compliance with the covenants in our debt agreements.

OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
OTHER LIABILITIES
OTHER LIABILITIES

Other liabilities consist of the following:

	December 31,
(Dollars in thousands)	2012	2011
Pension benefit obligation	$30,416	$28,803
Asset retirement obligations	11,854	11,233
Non-controlling interests	7,923	7,923
Deferred compensation	3,396	2,672
Derivatives	225	2,296
Other	634	1,351
Other liabilities	$54,448	$54,278

RETIREMENT PLANS	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
RETIREMENT PLANS
RETIREMENT PLANS

Defined Benefit Plan

We maintain defined benefit pension plans that provide retirement benefits to current hourly employees at the Androscoggin and Bucksport mills, and prior hourly employees at the Sartell mill who were hired prior to July 1, 2004.  Employees hired after June 30, 2004, who are not eligible to participate in the pension plans receive an additional company contribution to their accounts under our 401(k) savings plan (see “Other Benefits” discussion below).  The pension plans provide defined benefits based on years of credited service times a specified flat dollar benefit rate.

During 2012, a curtailment loss of $1.5 million was recognized in Restructuring charges on the consolidated statements of operations due to a reduction in headcount associated with the closure of the Sartell mill.  The curtailment loss included $0.6 million of amortization of prior service cost and a net actuarial loss of $0.9 million.

During 2011, a curtailment loss of $1.9 million was recognized in Restructuring charges on the consolidated statements of operations due to a reduction in headcount associated with the paper machine shutdowns.  The curtailment loss included $0.4 million of amortization of prior service cost and a net actuarial loss of $1.5 million.

The following table summarizes the components of net periodic pension cost for the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Components of net periodic pension cost:
Service cost	$7,082	$6,694	$6,107
Interest cost	2,876	2,521	2,088
Expected return on plan assets	(2,791)	(2,234)	(1,849)
Curtailment	1,517	1,921	—
Amortization of prior service cost	740	1,176	1,784
Amortization of actuarial loss	1,648	393	90
Net periodic pension cost	$11,072	$10,471	$8,220

The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive income at December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$2,574	$3,885
Net actuarial loss	22,364	19,828

The estimated net actuarial loss and prior service cost that will be amortized from Accumulated other comprehensive income into net periodic pension cost during 2013 is $1.6 million and $0.7 million, respectively.  We expect no plan assets to be returned to the company in 2013.

We make contributions that are sufficient to fully fund our actuarially determined costs, generally equal to the minimum amounts required by the Employee Retirement Income Security Act, or “ERISA.”  We made contributions of $10.7 million in 2012, $9.6 million in 2011, and $4.9 million in 2010, respectively, to the pension plans.  New legislation, titled Moving Ahead for Progress in the 21st Century, or “MAP-21,” has the effect of spreading the expected funding requirements over a longer period of time.  This relief had an immediate impact of reducing our estimated minimum funding requirement by $0.4 million for 2012.  After the enactment of MAP-21, our required contribution to the pension plan during 2013 will be $0.4 million for the 2012 plan year and $0 for the 2013 plan year.

The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2012 and 2011:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$67,686	$47,131
Service cost	7,082	6,693
Interest cost	2,876	2,521
Actuarial loss	4,915	10,647
Benefits paid	(1,560)	(793)
Curtailment	945	1,487
Benefit obligation on December 31	$81,944	$67,686
Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$38,883	$29,258
Actual net return (loss) on plan assets	3,520	801
Employer contributions	10,685	9,617
Benefits paid	(1,560)	(793)
Plan assets at fair value, end of fiscal year	$51,528	$38,883
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(30,416)	$(28,803)

The accumulated benefit obligation at December 31, 2012 and 2011, is $81.9 million and $67.7 million, respectively.

The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2013	$1,671
2014	1,926
2015	2,166
2016	2,470
2017	2,922
2018-2022	23,907

We evaluate our actuarial assumptions annually as of December 31 (the measurement date) and consider changes in these long-term factors based upon market conditions and the requirements of ASC Topic 715.  These assumptions are used to calculate benefit obligations as of December 31 of the current year, and pension expense to be recorded for the following year.  The discount rate assumption reflects the yield on a portfolio of high quality fixed-income instruments that have a similar duration to the plans’ liabilities.  The expected long-term rate of return assumption reflects the average return expected on the assets invested to provide for the plans’ liabilities.

The actuarial assumptions used in the defined benefit pension plans were as follows:

	2012	2011	2010
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	3.80%	4.30%	5.40%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	4.30%	5.40%	6.00%
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50%	6.50%	7.50%

The following table provides the pension plan’s asset allocation on December 31, 2012 and 2011:

	Allocation of Plan Assets
	2012 Targeted Allocation	Allocation on December 31, 2012	2011 Targeted Allocation	Allocation on December 31, 2011
Other securities:	70% - 80%		70% - 80%
Money market funds		1%		3%
Fixed income funds		66%		65%
Other funds		1%		3%
Equity securities:	20% - 30%		20% - 30%
Domestic equity funds - large cap		22%		21%
Domestic equity funds - small cap		5%		4%
International equity funds		5%		4%

ASC Topic 820 provides a common definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities (see Note 14 – Fair Value of Financial Instruments for more detail).  The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2012 and 2011.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2012
Fixed income funds	$34,021	$34,021	$—	$—
Domestic equity funds - large cap	11,346	—	11,346	—
Domestic equity funds - small cap	2,693	2,693	—	—
International equity funds	2,331	1,164	1,167	—
Money market funds	632	632	—	—
Other funds	505	505	—	—
Total assets at fair value	$51,528	$39,015	$12,513	$—
December 31, 2011
Fixed income funds	$25,274	$—	$25,274	$—
Domestic equity funds - large cap	8,165	—	8,165	—
Domestic equity funds - small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds	1,167	—	1,167	—
Total assets at fair value	$38,883	$—	$38,883	$—
Fair value is determined based on the net asset value of units held by the plan at period end.

Our primary investment objective is to ensure, over the long-term life of the pension plans, an adequate pool of sufficiently liquid assets to support the benefit obligations.  In meeting this objective, the pension plans seek to achieve a high level of investment return through long-term stock and bond investment strategies, consistent with a prudent level of portfolio risk.  Any volatility in investment performance compared to investment objectives should be explainable in terms of general economic and market conditions.  Our targeted pension fund asset allocation was updated during the second quarter of 2011.  The expected return on plan assets assumption for 2013 will be 6.50 percent.  The expected long-term rate of return on plan assets reflects the weighted-average expected long-term rates of return for the broad categories of investments currently held in the plans (adjusted for expected changes), based on historical rates of return for each broad category, as well as factors that may constrain or enhance returns in the broad categories in the future.  The expected long-term rate of return on plan assets is adjusted when there are fundamental changes in expected returns in one or more broad asset categories and when the weighted-average mix of assets in the plans changes significantly.

Defined Contribution Plan

We sponsor a defined contribution plan to provide salaried, Quinnesec hourly, and certain Bucksport hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement.

As determined by the provisions of the plan, we contribute annually a percentage of employee earnings.  The percentage is based on age and years of credited service for employees who were hired prior to July 1, 2004 and a fixed percentage of earnings to employees who were hired after June 30, 2004.  Expense under this plan was $5.6 million, $7.6 million, and $8.2 million for the years ended December 31, 2012, 2011, and 2010 respectively.

Other Benefits

We sponsor a 401(k) plan to provide salaried and hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement.  Contributions may be made on a before-tax or after-tax basis to the plan.  Matching contributions under the plan were $7.2 million, $8.6 million, and $7.6 million for the years ended December 31, 2012, 2011, and 2010, respectively.

EQUITY AWARDS	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
EQUITY AWARDS
EQUITY AWARDS

Employees of the Company are eligible to receive equity awards from our parent, Verso Paper Corp. The Verso Paper Corp. 2008 Incentive Award Plan, as amended, or the “Incentive Plan,” authorizes the issuance of stock awards covering up to 6,250,000 shares of common stock of Verso Paper Corp.  Under the Incentive Plan, stock awards may be granted to employees, consultants, and directors upon approval by the board of directors.

Verso Paper Corp. has issued non-qualified stock options to certain non-employee directors that vest upon grant and expire 10 years from the date of grant.  Verso Paper Corp has also issued time-based non-qualified stock options to officers and management employees in 2012, 2011, and 2010.  The time-based options vest one to three years from the date of grant and expire seven years from the date of grant.  In 2009, we issued performance-based non-qualified stock options to an officer and management. The performance-based options vested one to three years from the date of grant based on the achievement of certain performance criteria tied to Verso Paper Corp.’s calculation of Adjusted EBITDA and expire seven years from the date of grant.  In March 2011, Verso Paper Corp. revised the performance criteria for certain unvested performance-based stock options.  The incremental increase of $0.1 million in the fair value of the modified options was recognized over the remaining service period.

A summary of stock option plan activity (including the performance-based options) for the years ended December 31, 2012, 2011, and 2010 is provided below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
December 31, 2009(1)	1,140,402	3.43	1.99
Options granted	287,003	2.87	2.16
Forfeited	(36,650)	1.73	0.91
Exercised	(2,009)	1.09	0.34
December 31, 2010(1)	1,388,746	3.36	2.05
Options granted	430,855	5.63	4.13
Forfeited	(32,295)	3.97	2.68
Exercised	(5,807)	2.88	2.00
December 31, 2011	1,781,499	3.90	2.59
Options granted	2,193,701	1.46	1.07
Forfeited	(90,007)	3.48	2.52
Exercised	—	—	—
December 31, 2012(2)	3,885,193	2.53	1.73	5.4
Options exercisable on December 31, 2012(2)	1,372,380	3.59		3.9	$5.5
Options expected to vest as of December 31, 2012	2,512,813	1.96			—

(1)
On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance period had not begun. These options were classified as liability awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.

(2)	On December 31, 2012, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $5.93.

We used the Black-Scholes option pricing model to estimate the fair value of stock options granted in 2012, 2011, and 2010, with the following assumptions:

	2012	2011	2010
Expected weighted-average life of options granted	3.0 - 5.0 years	3.0 - 5.0 years	4.5 - 5.0 years
Range of volatility rates based on historical industry volatility	94.39% - 102.22%	90.65%	90.22%
Range of risk-free interest rates	.57% - .83%	1.18% - 2.16%	2.19% - 2.59%
Expected dividend yield	—	—	—

Based on our limited exercise history, we use the simplified method of calculating expected lives of options granted per ASC Topic 718-10-S99.  Expected volatility is estimated using historical industry volatility blended with Verso Paper Corp.'s historical volatility.  The dividend yield is assumed to be zero since we have no current plans to declare dividends.  The risk-free interest rates are based on the market yield of U.S. Treasury securities.

On December 31, 2012, there was $2.4 million of unrecognized compensation cost related to stock options which is expected to be recognized over a weighted-average period of approximately 2.2 years.  There were no option exercises in 2012, and the total intrinsic value of options exercised in 2011 and 2010 was immaterial to our consolidated financial statements.  Cash received and tax benefits realized from options exercised during 2011 and 2010 were also immaterial to our consolidated financial statements.

In 2012, Verso Paper Corp issued 320,414 restricted stock awards to its executives, directors, and certain senior managers with a weighted-average grant date fair value of $1.20 per share, based on the closing market price of our common stock on the date of grant.  Verso Paper Corp also issued 158,057 and 90,445 restricted stock awards to its executives and senior management in 2011 and 2010, respectively.  The 2011 and 2010, restricted stock awards had weighted average grant date fair values of $5.70 and $3.01, respectively, which was equal to the closing market price of Verso Paper Corp.'s common stock on the date of grant. The restrictions lapse in equal annual installments on each of the first three anniversaries of the date of grant.  As of December 31, 2012, there was $0.5 million of unrecognized compensation cost related to restricted stock awards which is expected to be recognized over a weighted-average period of approximately 1.6 years.  The restrictions on these shares automatically lapse in the event of a change of control as defined in the Incentive Plan.

Simultaneously with the consummation of Verso Paper Corp.'s IPO, the limited partnership agreement of Verso Paper Corp.'s parent, Verso Paper Management LP, or the “Partnership,” was amended to, among other things; change its equity structure from multiple classes of units representing limited partner interests in the Partnership to a single class of units representing such interests.  The conversion from the prior multiple-class unit structure, or the “Legacy Units,” to a new single class of units in the Partnership was designed to correlate the equity structure of the Partnership with the post-IPO equity structure of Verso Paper Corp.

Certain members of our management have been granted Legacy Class B Units, which vest over a five-year period at the rate of 20% per year on each anniversary of the grant date.  A summary of Legacy Class B Units activity for the years ended December 31, 2012, 2011, and 2010, is presented below:

	Units	Weighted Average Fair Value at Grant Date
Nonvested at December 31, 2009	163,169	3.40
Vested	(81,092)	3.40
Nonvested at December 31, 2010	82,077	3.40
Vested	(81,110)	3.40
Nonvested at December 31, 2011	967	3.38
Vested	(967)	3.38
Nonvested at December 31, 2012	—	—

Equity award expense for the years ended December 31, 2012, 2011, and 2010, respectively, was $2.7 million, $2.4 million, and $1.7 million.

BUCKSPORT ENERGY ASSET INVESTMENT	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
BUCKSPORT ENERGY ASSET INVESTMENT
BUCKSPORT ENERGY ASSET INVESTMENT

We have a joint ownership interest with Bucksport Energy LLC, an unrelated third party, in a cogeneration power plant producing steam and electricity.  The plant was built in 2000 and is located at and supports our mill in Bucksport, Maine.  Each co-owner owns an undivided proportional share of the plant’s assets, and we account for this investment under the proportional consolidation method.  We own 28% of the steam and electricity produced by the plant.  We may purchase our remaining electrical needs from the plant at market rates.  We are obligated to purchase the remaining 72% of the steam output from the plant at fuel cost plus a contractually fixed fee per unit of steam.  Power generation and operating expenses are divided on the same basis as ownership.  Balances included in the balance sheet at December 31, 2012 and 2011, related to this investment are as follows:

	December 31,
(Dollars in thousands)	2012	2011
Other receivables	$413	$802
Other current assets(1)	220	163
Total current assets	$633	$965
Property, plant, and equipment	$10,697	$10,671
Accumulated depreciation	(3,971)	(3,266)
Net property, plant, and equipment	$6,726	$7,405
Current liabilities	$(159)	$(170)
(1) Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.

DERIVATIVE INSTRUMENTS AND HEDGES	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGES
DERIVATIVE INSTRUMENTS AND HEDGES

In the normal course of business, we utilize derivatives contracts as part of our risk management strategy to manage our exposure to market fluctuations in energy prices and interest rates.  These instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet in accordance with GAAP.  Controls and monitoring procedures for these instruments have been established and are routinely reevaluated.  Credit risk represents the potential loss that may occur because a party to a transaction fails to perform according to the terms of the contract.  The measure of credit exposure is the replacement cost of contracts with a positive fair value.  We manage credit risk by entering into financial instrument transactions only through approved counterparties.  Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in commodity prices.  We manage market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken.

Derivative instruments are recorded on the balance sheet as other assets or other liabilities measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters.  Where observable prices or inputs are not available, valuation models may be applied.  For a cash flow hedge accounted for under ASC Topic 815, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in Accumulated other comprehensive loss and are subsequently reclassified to earnings as the hedged transaction impacts net income.  Any ineffective portion of a cash flow hedge is recognized currently in earnings.  For hedges that are entered into as economic hedges, but not accounted for under ASC Topic 815, changes in the fair value of the derivative instrument are recorded in Cost of products sold in the current period. Cash flows from derivative contracts are reported as operating activities on the consolidated statements of cash flows.  We enter into fixed-price energy swaps as hedges designed to mitigate the risk of changes in commodity prices for future forecasted purchase commitments.  These fixed-price swaps involve the exchange of net cash settlements, based on changes in the price of the underlying commodity index compared to the fixed price offering, at specified intervals without the exchange of any underlying principal.

Historically, we designated our energy hedging relationships as cash flow hedges under ASC Topic 815 with net gains or losses attributable to effective hedging recorded in Accumulated other comprehensive income and any ineffectiveness recognized in Cost of products sold.  One of the requirements that must be evaluated when determining whether a contract qualifies for hedge accounting treatment is whether or not the contract is deemed effective.  A contract is deemed effective if the change in the fair value of the derivative contract offsets, within a specified range, the change in the anticipated cash flows of the hedged transaction.  The effectiveness of a hedging relationship must be tested at inception and quarterly thereafter.  If the relationship fails this test at any time, hedge accounting treatment must be discontinued prospectively.  The requirements necessary to apply hedge accounting are complex and must be documented at the inception as well as throughout the term of the contract.  If we fail to accurately document these requirements, the contact is not eligible for hedge accounting treatment.  The accompanying financial statements reflect the discontinuation of hedge accounting for certain contracts that failed to qualify for hedge accounting during the first quarter of 2012.  Additionally, effective April 1, 2012, management elected to de-designate the remaining energy swaps that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively.  As a result, all gains and losses from changes in the fair value of our derivative contracts subsequent to March 31, 2012, are recognized immediately in Cost of products sold.  Prior to March 31, 2012, to the extent the hedge was effective, the change in fair value was deferred through Accumulated other comprehensive loss.  In 2011, we also de-designated certain energy-related cash flow hedges which ceased to achieve high correlation.  The amount recorded in Accumulated other comprehensive loss at the time a contract is de-designated is reclassified into Cost of products sold when the contract settles, or sooner if management determines that the forecasted transaction is probable of not occurring.  Energy swaps continue to be utilized as economic hedges designed to mitigate the risk of changes in commodity prices for future energy purchase commitments.

The following table presents information about the volume and fair value amounts of our derivative instruments:

	December 31, 2012		December 31, 2011
(Dollars in thousands)	MMBtu's	Fair Value Assets/(Liabilities)	MMBtu's	Fair Value Assets/(Liabilities)
Derivative contracts designated as hedging instruments
Fixed price energy swaps
Notional amount	—		2,988,107
Accrued liabilities		$—		$(3,803)
Other liabilities		—		(877)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps
Notional amount	6,194,726		4,891,187
Prepaid expenses and other assets		$20		$—
Intangibles and other assets, net		29		—
Accrued liabilities		(3,909)		(6,244)
Other liabilities		(225)		(1,419)

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive income and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI			Loss Reclassified from Accumulated OCI(1)
	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010	2012	2011	2010
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(1,365)	$(5,188)	$(9,466)	$(283)	$(2,838)	$(8,505)
Interest rate swaps, receive-variable, pay fixed				—	—	(281)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps				$(5,573)	$—	$—
Net losses of $0.3 million at December 31, 2012, are expected to be reclassified from Accumulated OCI into earnings within the next 12 months.
(1)    Loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.

	Loss Recognized on Derivatives
	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(50)	$(1,189)	$(1,053)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps	$(2,973)	$(8,643)	$—
Loss recognized on derivatives is included in Cost of products sold.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

We use fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures.  Fair value is generally defined as the exit price at which an asset or liability could be exchanged in a current transaction between willing, unrelated parties, other than in a forced or liquidation sale.  See discussion of the non-recurring fair value measurement related to long-lived assets, goodwill, and other intangible assets in Note 6 – Intangibles and Other Assets.

The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities.  Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment.  The three levels are defined as follows:

▪	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

▪
Level 2: Observable inputs other than those included in Level 1.  For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

▪	Level 3: Unobservable inputs reflecting management’s own assumption about the inputs used in pricing the asset or liability at the measurement date.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Deferred compensation assets	$3,396	$3,396	$—	$—
Commodity swaps	49	—	49	—
Liabilities:
Commodity swaps	$4,134	$—	$4,134	$—
Deferred compensation liabilities	3,396	3,396	—	—
December 31, 2011
Assets:
Deferred compensation assets	$2,672	$2,672	$—	$—
Regional Greenhouse Gas Initiative carbon credits	425	—	425	—
Liabilities:
Commodity swaps	$12,343	$—	$12,343	$—
Deferred compensation liabilities	2,672	2,672	—	—
Fair values are based on observable market data.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Management Agreement — In connection with the acquisition of our business from International Paper Company on August 1, 2006, we entered into a management agreement with certain affiliates of Apollo Management, L.P., or “Apollo,” relating to the provision of certain financial and strategic advisory services and consulting services, which will expire on August 1, 2018.  Under the management agreement, at any time prior to the expiration of the agreement, Apollo has the right to act, in return for additional fees to be mutually agreed by the parties to the management agreement, as our financial advisor or investment banker for any merger, acquisition, disposition, financing or the like if we decide to engage someone to fill such role.  In the event that we are not able to come to an agreement with Apollo in connection with such role, at the closing of any merger, acquisition, disposition or financing or any similar transaction, we have agreed to pay Apollo a fee equal to 1% of the aggregate enterprise value (including the aggregate value of equity securities, warrants, rights and options acquired or retained; indebtedness acquired, assumed or refinanced; and any other consideration or compensation paid in connection with such transaction).  We agreed to indemnify Apollo and its affiliates and their directors, officers and representatives for losses relating to the services contemplated by the management agreement and the engagement of affiliates of Apollo pursuant to, and the performance by them of the services contemplated by, the management agreement.

Distributions to Verso Finance — Verso Finance has a senior unsecured term loan which matures on February 1, 2013.  The loan allows Verso Finance to pay interest either in cash or in kind through the accumulation of the outstanding principal amount.  Verso Finance elected to exercise the PIK option for $8.5 million, $5.5 million, and $5.1 million of interest payments due in 2012, 2011, and 2010 respectively.  Verso Finance has no independent operations; consequently, all cash flows used to service its remaining debt obligation will need to be received via distributions from us.  We made negligible distributions on behalf of Verso Finance for the year ended December 31, 2012, 2011, and 2010.  We have no obligation to make distributions to Verso Finance.

On January 31, 2013, we issued $72.9 million aggregate principal amount of its 11.75% Senior Secured Notes due 2019 to certain lenders holding approximately $85.8 million aggregate principal amount of Verso Finance’s Senior Unsecured Term Loans, and net accrued interest through the closing date, at an exchange rate of 85%, in exchange for the assignment to Verso Finance of its Senior Unsecured Term Loans and the cancellation of such loans.  There are no longer any outstanding Senior Unsecured Term Loans.

Verso Quinnesec Renewable Energy Project — On December 29, 2010, Verso Quinnesec REP LLC, an indirect, wholly-owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” a consolidated variable interest entity (see Note 18 – New Market Tax Credit Entities).  Under this arrangement, we loaned $23.3 million to Verso Finance at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan.  As of both December 31, 2012, and 2011, we had a $23.3 million long-term receivable due from Verso Finance, representing these funds and accrued interest receivable of $0.1 million, while the Investment Fund had an outstanding loan of $23.3 million due to Verso Finance and accrued interest payable of $0.1 million.  In addition, for each of the years ended December 31, 2012 and 2011, we recognized interest income from Verso Finance of $1.5 million and the Investment Fund recognized interest expense to Verso Finance of $1.5 million.

Verso Paper Corp — As of December 31, 2012, Verso Paper Corp. forgave $0.8 million of advances made during prior years to us which was treated as a capital contribution from a parent.  As of December 31, 2011, we had $0.9 million in current payables due to Verso Paper Corp.  We have made distributions to pay expenses on behalf of Verso Paper Corp.  Distributions were negligible for 2012, 2011, and 2010.

RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
RESTRUCTURING CHARGES
RESTRUCTURING CHARGES

In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill.  The permanent closure of the Sartell mill reduced our annual coated groundwood paper capacity by 180,000 tons, or approximately 20%, and eliminated approximately 35,000 tons annually of supercalendered paper capacity.  In conjunction with the closure, our workforce was reduced by approximately 265 employees.  In 2011, we permanently shut down a paper machine at our mill in Bucksport, Maine, and two paper machines at the Sartell mill, thereby reducing our annual coated groundwood paper capacity by 193,000 tons.

The following table details the charges incurred related primarily to the mill closure in 2012 and paper machine shutdowns in 2011 as included in Restructuring charges on our accompanying consolidated statements of operations:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	Cumulative Incurred
Property and equipment	$66,521	$7,068	$73,589
Severance and benefit costs	19,373	15,004	34,377
Write-off of spare parts and inventory	6,934	2,278	9,212
Trademark impairment	3,693	—	3,693
Write-off of purchase obligations and commitments	2,420	—	2,420
Other miscellaneous costs	3,463	114	3,577
Total restructuring costs	$102,404	$24,464	$126,868

There were no restructuring charges for the year ended December 31, 2010.

The following details the changes in our associated restructuring reserve liabilities during the years ended December 31, 2012 and 2011 which is included in Accrued liabilities on our consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Beginning balance of reserve	$10,763	$—
Severance and benefit costs	15,500	11,679
Severance and benefit payments	(22,230)	(1,006)
Purchase obligations	2,488	90
Payments on purchase obligations	(1,355)	—
Purchase obligation reserve adjustments	(68)	—
Ending balance of reserve	$5,098	$10,763

Severance and benefit costs incurred in excess of severance and benefits costs accrued consist primarily of $2.5 million of pension and workers compensation expense and $1.3 million of salaries and benefit costs for employees continuing to provide services,  which were expensed as incurred.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Operating Leases — We have entered into operating lease agreements, which expire at various dates through 2022, related to certain machinery and equipment used in our manufacturing process.  Rental expense under operating leases amounted to $9.2 million, $7.7 million, and $7.0 million for the years ended December 31, 2012, 2011, and 2010, respectively.

The following table, as of December 31, 2012, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2013	$6,649
2014	4,467
2015	2,426
2016	1,068
2017	683
Thereafter	1,056
Total	$16,349

Purchase obligations — We have entered into unconditional purchase obligations in the ordinary course of business for the purchase of certain raw materials, energy, and services.  The following table, as of December 31, 2012, summarizes our unconditional purchase obligations.

(Dollars in thousands)
2013	$80,535
2014	41,145
2015	44,657
2016	38,672
2017	38,937
Thereafter	177,277
Total	$421,223

Severance Arrangements — Under our severance policy, and subject to certain terms and conditions, if the employment of a salaried employee or an hourly employee at the Quinnesec mill is terminated under specified circumstances, the employee is eligible to receive a termination allowance based on the employee’s applicable service and eligible pay.  The termination allowance is equal to two weeks of eligible pay for each full or partial year of applicable service, and in any event is not less than four weeks of eligible pay and not more than 52 weeks of eligible pay.  We also may elect to provide the employee with other severance benefits such as prorated and/or reduced incentive awards under our incentive plans and programs, subsidized continuation medical and dental insurance coverage, and outplacement services.  Our executive officers are entitled to receive additional severance benefits under their contracts with us in the event of the termination of their employment under certain circumstances.

Thilmany, LLC — We are a party to a long-term supply agreement with Thilmany, LLC, or “Thilmany,” for the manufacture of specialty paper products on paper machine no. 5 at our Androscoggin mill in Jay, Maine.  The agreement, which expires on June 1, 2017, requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the paper machine.  We are responsible for the machine’s routine maintenance, and Thilmany is responsible for any capital expenditures specific to the machine.  Thilmany has the right to terminate the agreement if certain events occur.

General Litigation — We are involved from time to time in legal proceedings incidental to the conduct of our business.  We do not believe that any liability that may result from these proceedings will have a material adverse effect on our financial statements.

NEW MARKET TAX CREDIT ENTITIES	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
NEW MARKET TAX CREDIT ENTITIES
NEW MARKET TAX CREDIT ENTITIES

In December 2010, we entered into a financing transaction with Chase Community Equity, LLC, or “Chase,” related to a $43 million renewable energy project at our mill in Quinnesec, Michigan, in which Chase made a capital contribution and Verso Finance made a loan to Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” under a qualified New Markets Tax Credit, or “NMTC,” program.  The NMTC program was provided for in the Community Renewal Tax Relief Act of 2000, or the “Act,” and is intended to induce capital investment in qualified lower income communities.  The Act permits taxpayers to claim credits against their Federal income taxes for up to 39% of qualified investments in the equity of community development entities, or “CDEs.”  CDEs are privately managed investment institutions that are certified to make qualified low-income community investments, or “QLICIs.”

In connection with the financing, we loaned $23.3 million to Verso Finance at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund.  The Investment Fund then contributed the loan proceeds to certain CDEs, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC, our indirect, wholly-owned subsidiary.  The proceeds of the loans from the CDEs (including loans representing the capital contribution made by Chase, net of syndication fees) were used to partially fund the renewable energy project.

In December 2010, Chase also contributed $9.0 million to the Investment Fund and, by virtue of such contribution, is entitled to substantially all of the benefits derived from the NMTCs.  This transaction includes a put/call provision whereby we may be obligated or entitled to repurchase Chase’s interest.  We believe that Chase will exercise the put option in December 2017 at the end of the recapture period.  The value attributed to the put/call is de minimis.  The NMTC is subject to 100% recapture for a period of 7 years as provided in the Internal Revenue Code.  We are required to be in compliance with various regulations and contractual provisions that apply to the NMTC arrangement.  Non-compliance with applicable requirements could result in projected tax benefits not being realized and, therefore, could require us to indemnify Chase for any loss or recapture of NMTCs related to the financing until such time as our obligation to deliver tax benefits is relieved.  We do not anticipate any credit recaptures will be required in connection with this arrangement.

We have determined that the Investment Fund is a variable interest entity, or “VIE.”  The ongoing activities of the Investment Fund – collecting and remitting interest and fees and NMTC compliance – were all considered in the initial design and are not expected to significantly affect economic performance throughout the life of the Investment Fund.  Management considered the contractual arrangements that obligate us to deliver tax benefits and provide various other guarantees to the structure; Chase’s lack of a material interest in the underling economics of the project; and the fact that we are obligated to absorb losses of the Investment Fund.  We concluded that we are the primary beneficiary and consolidated the Investment Fund, as a VIE, in accordance with the accounting standard for consolidation.  Chase’s contribution, net of syndication fees, is included in Other liabilities in the accompanying condensed consolidated balance sheets.  Direct costs incurred in structuring the financing arrangement are deferred and will be recognized as expense over the term of the loans.  Incremental costs to maintain the structure during the compliance period are recognized as incurred.

The following table summarizes the impact of the consolidated VIE as of December 31, 2012 and 2011:

	December 31,
(Dollars in thousands)	2012	2011
Current assets	$24	$81
Non-current assets	23,390	23,390
Total assets	$23,414	$23,471
Current liabilities	149	205
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,923
Total liabilities	$31,377	$31,433
Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.

INFORMATION BY INDUSTRY SEGMENT	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
INFORMATION BY INDUSTRY SEGMENT
INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated papers, including coated groundwood and coated freesheet; hardwood market pulp; and other, consisting of specialty papers.  We operate primarily in one geographic segment, North America.  Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.  Our assets are utilized across segments in our integrated mill system and are not identified by segment or reviewed by management on a segment basis.

The following table summarizes the industry segments for the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Net Sales:
Coated papers	$1,177,050	$1,418,817	$1,314,961
Hardwood market pulp	140,816	150,111	164,948
Other	156,746	153,561	125,407
Total	$1,474,612	$1,722,489	$1,605,316
Operating Income (Loss):
Coated papers (1)	$(26,115)	3,470	(38,884)
Hardwood market pulp	9,215	33,357	49,267
Other	(15,470)	(12,945)	(14,193)
Total	$(32,370)	$23,882	$(3,810)
Depreciation, Amortization, and Depletion:
Coated papers	$90,740	$98,370	$100,902
Hardwood market pulp	18,000	17,249	18,313
Other	9,438	9,676	8,152
Total	$118,178	$125,295	$127,367
Capital Spending:
Coated papers	$57,807	$65,227	$59,067
Hardwood market pulp (2)	(325)	23,695	11,017
Other	2,427	1,350	3,562
Total	$59,909	$90,272	$73,646

(1)
Included here is the effect of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, recognized in 2012, which is entirely attributable to the coated papers segment.

(2)
Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Presented below are our consolidating balance sheets, statements of operations, statements of comprehensive income, and statements of cash flows, as required by Rule 3-10 of Regulation S-X of the Securities Exchange Act of 1934, as amended.  The consolidating financial statements have been prepared from our financial information on the same basis of accounting as the consolidated financial statements.  Investments in our subsidiaries are accounted for under the equity method.  Accordingly, the entries necessary to consolidate our subsidiaries that guaranteed the obligations under the debt securities described below are reflected in the Eliminations column.

Verso Holdings,  or the “Parent Issuer,” and its direct, 100% owned subsidiary, Verso Paper Inc., or the “Subsidiary Issuer,” are the issuers of 11.75% Senior Secured Notes due 2019, the 11.75% Secured Notes due 2019, the 8.75% Second Priority Senior Secured Notes due 2019, the Second Priority Senior Secured Floating Rate Notes due 2014, and the 11.38% Senior Subordinated Notes due 2016, or collectively, the “Notes.”  The Notes are jointly and severally guaranteed on a full and unconditional basis by the Parent Issuer’s direct and indirect, 100% owned subsidiaries, excluding the Subsidiary Issuer, Bucksport Leasing LLC, and Verso Quinnesec REP LLC, or collectively, the “Guarantor Subsidiaries.”  Chase NMTC Verso Investment Fund, LLC, a consolidated VIE of Verso Holdings, is a “Non-Guarantor Affiliate.”

Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$61,453	$—	$17	$—	$61,470
Accounts receivable, net	—	—	101,014	—	—	—	101,014
Inventories	—	—	131,467	—	—	—	131,467
Assets held for sale	—	—	24,867	—	—	—	24,867
Prepaid expenses and other assets	—	—	3,989	—	7	—	3,996
Current assets	—	—	322,790	—	24	—	322,814
Property, plant, and equipment, net	—	—	773,074	20,246	—	(289)	793,031
Intercompany/affiliate receivable	1,251,788	—	1,401	—	31,153	(1,284,342)	—
Investment in subsidiaries	(253,714)	—	(11,183)	—	—	264,897	—
Other non-current assets(1)	—	—	115,222	1,125	85	—	116,432
Total assets	$998,074	$—	$1,201,304	$21,371	$31,262	$(1,019,734)	$1,232,277
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	$—	$—	$92,056	$7	$23	$(7)	$92,079
Accrued liabilities	54,926	—	64,069	—	126	—	119,121
Liabilities related to assets held for sale	—	—	176	—	—	—	176
Current liabilities	54,926	—	156,301	7	149	(7)	211,376
Intercompany/affiliate payable	—	—	1,251,788	32,547	—	(1,284,335)	—
Long-term debt(2)	1,163,747	—	—	—	23,305	—	1,187,052
Other long-term liabilities	—	—	46,525	—	8,032	(109)	54,448
Member's (deficit) equity	(220,599)	—	(253,310)	(11,183)	(224)	264,717	(220,599)
Total liabilities and equity	$998,074	$—	$1,201,304	$21,371	$31,262	$(1,019,734)	$1,232,277
(1) Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2) Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2011
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$94,722	$—	$73	$—	$94,795
Accounts receivable, net	—	—	128,213	—	—	—	128,213
Inventories	—	—	166,876	—	—	—	166,876
Prepaid expenses and other assets	—	—	3,230	—	8	—	3,238
Current assets	—	—	393,041	—	81	—	393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Other non-current assets(1)	—	—	115,461	1,076	30	54	116,621
Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	$—	$—	$110,517	$—	$79	$(7)	$110,589
Accrued liabilities	48,259	—	91,297	—	126	—	139,682
Current liabilities	48,259	—	201,814	—	205	(7)	250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member's (deficit) equity	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)
Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442
(1) Other non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2) Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,474,612	$—	$—	$—	$1,474,612
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,272,630	—	—	—	1,272,630
Depreciation, amortization, and depletion	—	—	117,014	1,164	55	(55)	118,178
Selling, general, and administrative expenses	—	—	76,039	(1,707)	32	—	74,364
Restructuring charges	—	—	102,404	—	—	—	102,404
Other operating income	—	—	(60,594)	—	—	—	(60,594)
Interest income	(129,801)	—	(1,523)	—	(1,546)	131,347	(1,523)
Interest expense	129,801	—	126,399	1,575	1,515	(131,347)	127,943
Other loss (income), net	8,244	—	(864)	—	—	—	7,380
Equity in net loss of subsidiaries	(157,926)	—	—	—	—	157,926	—
Net loss	$(166,170)	$—	$(156,893)	$(1,032)	$(56)	$157,981	$(166,170)
Other comprehensive income	3,385	—	3,385	—	—	(3,385)	3,385
Comprehensive loss	$(162,785)	$—	$(153,508)	$(1,032)	$(56)	$154,596	$(162,785)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2011
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,722,489	$—	$—	$—	$1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,460,290	—	—	—	1,460,290
Depreciation, amortization, and depletion	—	—	125,121	174	55	(55)	125,295
Selling, general, and administrative expenses	—	—	78,038	(156)	125	—	78,007
Goodwill impairment	—	—	10,551	—	—	—	10,551
Restructuring charges	—	—	24,464	—	—	—	24,464
Interest income	(124,366)	—	(1,560)	(54)	(1,546)	125,912	(1,614)
Interest expense	124,366	—	121,883	361	1,515	(125,912)	122,213
Other loss (income), net	26,091	—	(279)	—	—	—	25,812
Equity in net loss of subsidiaries	(96,438)	—	—	—	—	96,438	—
Net loss	$(122,529)	$—	$(96,019)	$(325)	$(149)	$96,493	$(122,529)
Other comprehensive loss	(12,404)	—	(12,404)	—	—	12,404	(12,404)
Comprehensive loss	$(134,933)	$—	$(108,423)	$(325)	$(149)	$108,897	$(134,933)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2010
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,605,316	$—	$—	$—	$1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,410,770	—	—	—	1,410,770
Depreciation, amortization, and depletion	—	—	127,367	—	—	—	127,367
Selling, general, and administrative expenses	—	—	70,948	21	20	—	70,989
Interest income	(123,710)	—	(123)	(1)	(4)	123,714	(124)
Interest expense	123,710	—	122,524	4	4	(123,714)	122,528
Other (income) loss, net	(255)	—	(734)	—	—	255	(734)
Equity in net loss of subsidiaries	(125,480)	—	—	—	—	125,480	—
Net loss	$(125,225)	$—	$(125,436)	$(24)	$(20)	$125,225	$(125,480)
Other comprehensive loss	(2,685)	—	(2,685)	—	—	2,685	(2,685)
Comprehensive loss	$(127,910)	$—	$(128,121)	$(24)	$(20)	$127,910	$(128,165)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$9,449	$1,909	$(56)	$—	$11,302
Cash flows from investing activities:
Proceeds from insurance settlement	—	—	51,003	—	—	—	51,003
Proceeds from sale of fixed assets	—	—	1,731	—	—	—	1,731
Transfers to (from) restricted cash	—	—	184	(78)	—	—	106
Return of investment in subsidiaries	(694)	—	694	—	—	—	—
Capital expenditures	—	—	(68,585)	8,676	—	—	(59,909)
Net cash used in investing activities	(694)	—	(14,973)	8,598	—	—	(7,069)
Cash flows from financing activities:
Borrowings on revolving credit facilities	112,500	—	—	—	—	—	112,500
Payments on revolving credit facilities	(112,500)	—	—	—	—	—	(112,500)
Proceeds from long-term debt	341,191	—	—	—	—	—	341,191
Repayments of long-term debt	(354,984)	—	—	—	—	—	(354,984)
Debt issuance costs	(24,459)	—	—	—	—	—	(24,459)
Contribution from parent	776	—	—	—	—	—	776
Cash distributions	(82)	—	10,507	(10,507)	—	—	(82)
Repayment of advances to subsidiaries	354,984	—	(354,984)	—	—	—	—
Advances to subsidiaries	(316,732)	—	316,732	—	—	—	—
Net cash used in financing activities	694	—	(27,745)	(10,507)	—	—	(37,558)
Change in cash and cash equivalents	—	—	(33,269)	—	(56)	—	(33,325)
Cash and cash equivalents at beginning of period	—	—	94,722	—	73	—	94,795
Cash and cash equivalents at end of period	$—	$—	$61,453	$—	$17	$—	$61,470

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2011
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$18,815	$(4,322)	$69	$—	$14,562
Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers to (from) restricted cash	—	—	(975)	24,814	—	—	23,839
Capital expenditures	—	—	(69,866)	(20,406)	—	—	(90,272)
Return of investment in subsidiaries	88	—	(88)	—	—	—	—
Net cash used in investing activities	88	—	(70,701)	4,408	—	—	(66,205)
Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,715)	—	1	(86)	—	—	(10,800)
Cash distributions	(88)	—	—	—	—	—	(88)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,903)	—	383,903	—	—	—	—
Net cash used in financing activities	(88)	—	(6,094)	(86)	—	—	(6,268)
Change in cash and cash equivalents	—	—	(57,980)	—	69	—	(57,911)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706
Cash and cash equivalents at end of period	$—	$—	$94,722	$—	$73	$—	$94,795

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2010
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$64,287	$3,818	$7,716	$—	$75,821
Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	453	—	—	—	453
Loan to affiliate	—		(23,305)	—	(31,017)	54,322	—
Transfers to (from) restricted cash	—	—	—	(25,073)	—	—	(25,073)
Capital expenditures	—	—	(64,490)	(9,156)	—	—	(73,646)
Return of investment in subsidiaries	78	—	(78)	—	—	0	—
Net cash used in investing activities	78	—	(87,420)	(34,229)	(31,017)	54,322	(98,266)
Cash flows from financing activities:
Proceeds from long-term debt	27,438	—	—	—	—	—	27,438
Loan from affiliate	—	—	—	31,017	23,305	(54,322)	—
Debt issuance costs	(1,205)	—	(160)	(606)	—	—	(1,971)
Cash distributions	(78)	0	—	—	—	0	(78)
Advances to subsidiaries	(26,233)	—	26,233	—	—	—	—
Net cash provided by financing activities	(78)	—	26,073	30,411	23,305	(54,322)	25,389
Change in cash and cash equivalents	—	—	2,940	—	4	—	2,944
Cash and cash equivalents at beginning of period	—	—	149,762	—	—	—	149,762
Cash and cash equivalents at end of period	$—	$—	$152,702	$—	$4	$—	$152,706

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENT

On January 29, 2013, we entered into an agreement to sell substantially all of the assets at our Sartell mill to AIM Development (USA) LLC.  The transaction is expected to close in 2013.

On February 28, 2013, we closed the sale of certain assets of Fiber Farm.

On January 31, 2013, we issued $72.9 million aggregate principal amount of our 11.75% Senior Secured Notes due 2019 to certain lenders holding approximately $85.8 million aggregate principal amount of Verso Finance’s Senior Unsecured Term Loans, and net accrued interest through the closing date, at an exchange rate of 85%, in exchange for the assignment to Verso Finance of its Senior Unsecured Term Loans and the cancellation of such loans.

Schedule I - Valuation Accounts	12 Months Ended
Dec. 31, 2012
Schedule I - Valuation Accounts
Schedule I – Valuation Accounts
Verso Paper Holdings LLC
For the Years Ended December 31, 2010, 2011, and 2012

	Balance at Beginning	Charged to Cost and	Charge-off Against	Balance at End of
(Dollars in thousands)	of Period	Expenses	Allowances	Period
Allowance for uncollectible accounts included in Accounts receivable on the consolidated balance sheets
Year Ended December 31, 2010	$969	$214	$(398)	$785
Year Ended December 31, 2011	$785	$156	$(33)	$908
Year Ended December 31, 2012	$908	$98	$—	$1,006

SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Nature of Business
Nature of Business — The accompanying consolidated financial statements for Verso Paper Holdings LLC, a Delaware limited liability company, or “Verso Holdings,” include the accounts of Verso Holdings and its subsidiaries. Unless otherwise noted, references to “Company,” “we,” “us,” and “our” refer collectively to Verso Holdings and its subsidiaries. Verso Paper Finance Holdings LLC, or “Verso Finance,” is our sole member and direct parent.

We began operations on August 1, 2006, when we acquired the assets and certain liabilities comprising the business of the Coated and Supercalendered Papers Division of International Paper Company, or “International Paper.”  We were formed by affiliates of Apollo Global Management, LLC, or “Apollo,” for the purpose of consummating the acquisition from International Paper, or the “Acquisition.”  Verso Paper Corp., of which we are an indirect wholly owned subsidiary, went public on May 14, 2008, with an initial public offering, “IPO,” of 14 million shares of common stock.

We operate in the following three market segments: coated papers; hardwood market pulp; and other, consisting of specialty papers.  Our core business platform is as a producer of coated freesheet and coated groundwood papers.  Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.

Basis of Presentation
Basis of Presentation —This report contains the consolidated financial statements of Verso Holdings as of December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011, and 2010.  Variable interest entities for which Verso Holdings is the primary beneficiary are also consolidated.  Intercompany balances and transactions are eliminated in consolidation.

Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or “GAAP,” requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from these estimates.

Revenue Recognition
Revenue Recognition — Sales are net of rebates, allowances, and discounts.  Revenue is recognized when the customer takes title and assumes the risks and rewards of ownership.  Revenue is recorded at the time of shipment for terms designated f.o.b. (free on board) shipping point.  For sales transactions designated f.o.b. destination revenue is recorded when the product is delivered to the customer’s site and when title and risk of loss are transferred.

Shipping and Handling Costs
Shipping and Handling Costs — Shipping and handling costs, such as freight to customer destinations, are included in Cost of products sold in the accompanying consolidated statements of operations.  These costs, when included in the sales price charged for our products, are recognized in Net sales.

Planned Maintenance Costs
Planned Maintenance Costs — Maintenance costs for major planned maintenance shutdowns in excess of $0.5 million are deferred over the period in which the maintenance shutdowns occur and expensed ratably over the period until the next major planned shutdown, since we believe that operations benefit throughout that period from the maintenance work performed.  Other maintenance costs are expensed as incurred.

Environmental Costs and Obligations
Environmental Costs and Obligations — Costs associated with environmental obligations, such as remediation or closure costs, are accrued when such costs are probable and reasonably estimable.  Such accruals are adjusted as further information develops or circumstances change.  Costs of future expenditures for environmental obligations are discounted to their present value when the expected cash flows are reliably determinable.

Equity Compensation
Equity Compensation — We account for equity awards in accordance with Financial Accounting Standards Board, or “FASB,” Accounting Standards Codification, or “ASC,” Topic 718, Compensation – Stock Compensation.  ASC Topic 718 requires employee equity awards to be accounted for under the fair value method. Accordingly, share-based compensation is measured at the grant date based on the fair value of the award.  We use the straight-line attribution method to recognize share-based compensation over the service period of the award.

Income Taxes	Income Taxes — We are a limited liability corporation and are not subject to federal income taxes. We account for our state income taxes in accordance with ASC Topic 740, Income Taxes.
Earnings Per Share
Fair Value of Financial Instruments
Fair Value of Financial Instruments — The carrying amounts for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, and amounts receivable from or due to related parties approximates fair value due to the short maturity of these instruments.  We determine the fair value of our debt based on market information and a review of prices and terms available for similar obligations.  See also Note 8, Note 10, Note 13, and Note 14 for additional information regarding the fair value of financial instruments.

Cash and Cash Equivalents	Cash and Cash Equivalents — Cash and cash equivalents can include highly liquid investments with a maturity of three months or less at the date of purchase.
Inventories and Replacement Parts and Other Supplies
Inventories and Replacement Parts and Other Supplies — Inventory values include all costs directly associated with manufacturing products: materials, labor, and manufacturing overhead.  These values are presented at the lower of cost or market.  Costs of raw materials, work-in-progress, and finished goods are determined using the first-in, first-out method.  Replacement parts and other supplies are stated using the average cost method and are reflected in Inventories and Intangibles and other assets on the consolidated balance sheet (see also Note 3 and Note 6).

Property, Plant, and Equipment
Property, Plant, and Equipment — Property, plant, and equipment is stated at cost, net of accumulated depreciation. Interest is capitalized on projects meeting certain criteria and is included in the cost of the assets.  The capitalized interest is depreciated over the same useful lives as the related assets.  Interest cost of $3.5 million and $3.7 million was capitalized, respectively, in 2012 and 2011.  Expenditures for major repairs and improvements are capitalized, whereas normal repairs and maintenance are expensed as incurred.

Depreciation and amortization are computed using the straight-line method for all assets over the assets’ estimated useful lives.  Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware	3 - 6
Leasehold improvements	Over the terms of the lease or the useful life of the improvements

Reforestation
Reforestation — Timberlands are stated at cost, including capitalized costs attributable to reforestation efforts (i.e., costs for site preparation, planting stock, labor, herbicide, fertilizer, and any other costs required to establish timber on land that was previously not forested).  Costs attributable to timberlands are charged against income as trees are cut.  The rate charged will be determined annually based on the relationship of incurred costs to estimated current merchantable volume.  As of December 31, 2012, all of our timberlands are classified as held for sale in the accompanying consolidated balance sheet (see also Note 4).

Goodwill and Intangible Assets
Goodwill and Intangible Assets — We account for goodwill and other intangible assets in accordance with ASC Topic 350, Intangibles – Goodwill and Other.  Intangible assets primarily consist of trademarks, customer-related intangible assets, and patents obtained through business acquisitions.  The useful lives of trademarks were determined to be indefinite and, therefore, these assets are not amortized.  Customer-related intangible assets are amortized over their estimated useful lives of approximately twenty-five years.  Patents are amortized over their remaining legal lives of ten years.  The impairment evaluation of the carrying amount of goodwill and other intangible assets with indefinite lives is conducted annually or more frequently if events or changes in circumstances indicate that an asset might be impaired.

Trademarks are evaluated by comparing the expected undiscounted future cash flow to their carrying values.  During 2012, based on a projected reduction of revenue primarily as a result of a reduction in production capacity from the closure of the Sartell mill, we recognized a trademarks impairment charge of $3.7 million, which is included in Restructuring charges on our accompanying consolidated statements of operations (see also Note 16).

Goodwill was evaluated at the reporting unit level and allocated to the “Coated” segment. The evaluation for goodwill impairment was performed by applying a two-step test.  The first step was to compare the fair value of the reporting unit with its carrying amount, including goodwill.  If the fair value of the reporting unit was less than its carrying amount, goodwill was considered impaired and the loss was measured by performing step two, which involved using a hypothetical purchase price allocation to determine the implied fair value of the goodwill and compare it to the carrying value of the goodwill.  An impairment loss was recognized to the extent the implied fair value of the goodwill was less than the carrying amount of the goodwill.  In 2011, we recognized a goodwill impairment charge of $10.5 million.  We had no goodwill remaining as of December 31, 2011.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets — Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances that indicate that the carrying value of the assets may not be recoverable, as measured by comparing their net book value to the estimated undiscounted future cash flows generated by their use.  Impaired assets are recorded at estimated fair value, determined principally using discounted cash flows.

In 2012, based on a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, we recorded a fixed asset impairment charge of $66.5 million, which is included in Restructuring charges on our accompanying consolidated statements of operations (see also Note 16).  The impairment charge was calculated based on the excess of carrying value over the estimated fair value of the site, which was estimated based on preliminary negotiations with potential buyers received subsequent to our decision to shut down the mill.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts — We maintain an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments.  We manage credit risk related to our trade accounts receivable by continually monitoring the creditworthiness of our customers to whom credit is granted in the normal course of business.  Trade accounts receivable balances for sales to unaffiliated customers were approximately $97.0 million at December 31, 2012, compared to $113.2 million at December 31, 2011.

We establish our allowance for doubtful accounts based upon factors surrounding the credit risks of specific customers, historical trends, and other information.  Based on this assessment, an allowance is maintained that represents what is believed to be ultimately uncollectible from such customers.  The allowance for doubtful accounts was approximately $1.0 million at December 31, 2012, compared to $0.9 million at December 31, 2011.  Bad debt expense was $0.1 million for the year ended December 31, 2012, compared to $0.2 million for each of the years ended December 31, 2011 and 2010.

Deferred Financing Costs
Deferred Financing Costs — We capitalize costs incurred in connection with borrowings or establishment of credit facilities.  These costs are amortized as an adjustment to interest expense over the life of the borrowing or life of the credit facilities using the effective interest method.  In the case of early debt principal repayments, we adjust the value of the corresponding deferred financing costs with a charge to interest expense, and similarly adjust the future amortization expense.

Asset Retirement Obligations
Asset Retirement Obligations — In accordance with ASC Topic 410, Asset Retirement and Environmental Obligations, a liability and an asset are recorded equal to the present value of the estimated costs associated with the retirement of long-lived assets where a legal or contractual obligation exists.  The liability is accreted over time, and the asset is depreciated over its useful life.  Our asset retirement obligations under this standard relate to closure and post-closure costs for landfills.  Revisions to the liability could occur due to changes in the estimated costs or timing of closure or possible new federal or state regulations affecting the closure.

As of December 31, 2012 and 2011, we had $0.8 million of restricted cash included in Intangibles and other assets in the accompanying consolidated balance sheet related to an asset retirement obligation in the state of Michigan.  This cash deposit is required by the state and may only be used for the future closure of a landfill.

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Asset retirement obligations, January 1	$11,233	$13,660
Accretion expense	827	816
Settlement of existing liabilities	(449)	(1,625)
Adjustment to existing liabilities	419	(1,618)
Liabilities related to assets held for sale	(176)	—
Asset retirement obligations, December 31	$11,854	$11,233

In addition to the above obligations, we may be required to remove certain materials from our facilities or to remediate them in accordance with current regulations that govern the handling of certain hazardous or potentially hazardous materials.  At this time, any such obligations have an indeterminate settlement date, and we believe that adequate information does not exist to reasonably estimate any such potential obligations.  Accordingly, we will record a liability for such remediation when sufficient information becomes available to estimate the obligation.

Derivative Financial Instruments
Derivative Financial Instruments — Derivative financial instruments are recognized as assets or liabilities in the financial statements and measured at fair value.  The effective portion of the changes in the fair value of derivative financial instruments that qualify and are designated as cash flow hedges are recorded in Accumulated other comprehensive loss.  Changes in the fair value of derivative financial instruments that are entered into as economic hedges are recognized in current earnings.  We use derivative financial instruments to manage our exposure to energy prices and interest rate risk.  Effective April 1, 2012, management elected to de-designate the remaining energy swaps that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively.

Pension Benefits
Pension Benefits — Pension plans cover substantially all of our employees.  The defined benefit plans are funded in conformity with the funding requirements of applicable government regulations.  Prior service costs are amortized on a straight-line basis over the estimated remaining service periods of employees.  Certain employees are covered by defined contribution plans.  Our contributions to these plans are based on a percentage of employees’ compensation or employees’ contributions.  These plans are funded on a current basis.

SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment
Depreciation and amortization are computed using the straight-line method for all assets over the assets’ estimated useful lives.  Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware	3 - 6
Leasehold improvements	Over the terms of the lease or the useful life of the improvements

Asset Retirement Obligations Included in Other Liabilities
The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Asset retirement obligations, January 1	$11,233	$13,660
Accretion expense	827	816
Settlement of existing liabilities	(449)	(1,625)
Adjustment to existing liabilities	419	(1,618)
Liabilities related to assets held for sale	(176)	—
Asset retirement obligations, December 31	$11,854	$11,233

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Inventories by Major Category

	December 31,
(Dollars in thousands)	2012	2011
Raw materials	$25,747	$27,953
Woodyard logs	5,942	5,931
Work-in-process	17,629	19,120
Finished goods	55,909	87,585
Replacement parts and other supplies	26,240	26,287
Inventories	$131,467	$166,876

ASSETS HELD FOR SALE, LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE, AND INSURANCE PROCEEDS (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Assets and liabilities Held for Sale
Assets and liabilities held for sale at December 31, 2012 were comprised of the following:

December 31,
(Dollars in thousands)	2012
Property, plant, and equipment, net (1)	$12,124
Reforestation (1)	12,743
Assets held for sale	$24,867
Asset retirement obligations	$176
Liabilities related to assets held for sale	$176
(1) Recorded at carrying value as the expected proceeds less costs to sell exceed carrying value.

PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Property, Plant, and Equipment
Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2012	2011
Land and land improvements	$28,985	$37,101
Building and leasehold improvements	153,769	188,201
Machinery, equipment, and other	1,278,427	1,330,275
Construction-in-progress	11,017	31,955
Property, plant, and equipment, gross	1,472,198	1,587,532
Accumulated depreciation	(679,167)	(652,833)
Property, plant, and equipment, net	$793,031	$934,699

INTANGIBLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Intangibles and Other Assets
Intangibles and other assets consist of the following:

	December 31,
(Dollars in thousands)	2012	2011
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $7.5 million on December 31, 2012, and $6.7 million on December 31, 2011	$5,820	$6,620
Patents, net of accumulated amortization of $0.7 million on December 31, 2012, and $0.6 million on December 31, 2011	411	526
Total amortizable intangible assets	6,231	7,146
Unamortizable intangible assets:
Trademarks	17,780	21,473
Other assets:
Financing costs, net of accumulated amortization of $8.2 million on December 31, 2012, and $16.1 million on December 31, 2011	33,909	24,093
Deferred major repair	17,473	12,294
Replacement parts, net	3,679	4,257
Loan to affiliate	23,305	23,305
Restricted cash	3,454	3,560
Other	10,601	6,822
Total other assets	92,421	74,331
Intangibles and other assets	$116,432	$102,950
Certain previously reported amounts have been reclassified to agree with current presentation.

Estimated Future Amortization Expense for Intangible Assets Over Next Five Years	The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2013	$815
2014	715
2015	615
2016	567
2017	400

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Accrued Liabilities
A summary of accrued liabilities is as follows:

	December 31,
(Dollars in thousands)	2012	2011
Accrued interest	$55,060	$48,391
Payroll and employee benefit costs	37,721	48,930
Accrued sales rebates	11,138	15,039
Derivatives	3,909	10,047
Restructuring costs	5,098	10,763
Accrued taxes - other than income	1,478	1,404
Freight and other	4,717	5,108
Accrued liabilities	$119,121	$139,682

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Summary of Long-Term Debt
A summary of long-term debt is as follows:

		December 31, 2012			December 31, 2011
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Revolving Credit Facilities	5/4/2017	—	$—	$—	$—	$—
11.5% Senior Secured Notes (1)	7/1/2014	11.50%	—	—	302,820	316,260
11.75% Senior Secured Notes (2)	1/15/2019	11.75%	341,493	361,388	—	—
11.75% Secured Notes	1/15/2019	11.75%	271,573	198,248	—	—
8.75% Second Priority Senior Secured Notes (3)	2/1/2019	8.75%	394,871	159,960	394,736	257,063
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.06%	13,310	9,650	180,216	112,635
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	58,995	300,000	122,550
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total long-term debt			1,187,052	811,546	1,201,077	831,813

Interest Expense Related to Long Term Debt and Cash Interests Payments on Long-Term Debt
Amounts included in interest expense related to debt and amounts of cash interest payments on debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Interest expense	$126,486	$120,861	$118,506
Cash interest paid	114,849	117,043	115,405
Debt issuance cost amortization(1)	4,957	5,036	5,290

Payments Required Under Long-Term Debt
The payments required under the debt listed above during the years following December 31, 2012, are set forth below:

(Dollars in thousands)
2013	$—
2014	13,310
2015	—
2016	142,500
2017	—
2018 and thereafter	1,035,878
Total debt	$1,191,688

OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Other Liabilities
Other liabilities consist of the following:

	December 31,
(Dollars in thousands)	2012	2011
Pension benefit obligation	$30,416	$28,803
Asset retirement obligations	11,854	11,233
Non-controlling interests	7,923	7,923
Deferred compensation	3,396	2,672
Derivatives	225	2,296
Other	634	1,351
Other liabilities	$54,448	$54,278

RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Components of Net Periodic Benefit Cost
The following table summarizes the components of net periodic pension cost for the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Components of net periodic pension cost:
Service cost	$7,082	$6,694	$6,107
Interest cost	2,876	2,521	2,088
Expected return on plan assets	(2,791)	(2,234)	(1,849)
Curtailment	1,517	1,921	—
Amortization of prior service cost	740	1,176	1,784
Amortization of actuarial loss	1,648	393	90
Net periodic pension cost	$11,072	$10,471	$8,220

Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income
The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive income at December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$2,574	$3,885
Net actuarial loss	22,364	19,828

Reconciliation of Plans' Benefit Obligation, Plan Assets and Funded Status
The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2012 and 2011:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$67,686	$47,131
Service cost	7,082	6,693
Interest cost	2,876	2,521
Actuarial loss	4,915	10,647
Benefits paid	(1,560)	(793)
Curtailment	945	1,487
Benefit obligation on December 31	$81,944	$67,686
Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$38,883	$29,258
Actual net return (loss) on plan assets	3,520	801
Employer contributions	10,685	9,617
Benefits paid	(1,560)	(793)
Plan assets at fair value, end of fiscal year	$51,528	$38,883
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(30,416)	$(28,803)

Summary of Expected Future Pension Benefit Payments	The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2013	$1,671
2014	1,926
2015	2,166
2016	2,470
2017	2,922
2018-2022	23,907

Actuarial Assumptions Used In Defined Benefit Pension Plans
The actuarial assumptions used in the defined benefit pension plans were as follows:

	2012	2011	2010
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	3.80%	4.30%	5.40%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	4.30%	5.40%	6.00%
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50%	6.50%	7.50%

Schedule of Pension Plan's Asset Allocation
The following table provides the pension plan’s asset allocation on December 31, 2012 and 2011:

	Allocation of Plan Assets
	2012 Targeted Allocation	Allocation on December 31, 2012	2011 Targeted Allocation	Allocation on December 31, 2011
Other securities:	70% - 80%		70% - 80%
Money market funds		1%		3%
Fixed income funds		66%		65%
Other funds		1%		3%
Equity securities:	20% - 30%		20% - 30%
Domestic equity funds - large cap		22%		21%
Domestic equity funds - small cap		5%		4%
International equity funds		5%		4%

Schedule of Pension Plans Assets at Fair Value
The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2012 and 2011.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2012
Fixed income funds	$34,021	$34,021	$—	$—
Domestic equity funds - large cap	11,346	—	11,346	—
Domestic equity funds - small cap	2,693	2,693	—	—
International equity funds	2,331	1,164	1,167	—
Money market funds	632	632	—	—
Other funds	505	505	—	—
Total assets at fair value	$51,528	$39,015	$12,513	$—
December 31, 2011
Fixed income funds	$25,274	$—	$25,274	$—
Domestic equity funds - large cap	8,165	—	8,165	—
Domestic equity funds - small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds	1,167	—	1,167	—
Total assets at fair value	$38,883	$—	$38,883	$—
Fair value is determined based on the net asset value of units held by the plan at period end.

EQUITY AWARDS (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Summary of Stock Option Plan Activity
A summary of stock option plan activity (including the performance-based options) for the years ended December 31, 2012, 2011, and 2010 is provided below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
December 31, 2009(1)	1,140,402	3.43	1.99
Options granted	287,003	2.87	2.16
Forfeited	(36,650)	1.73	0.91
Exercised	(2,009)	1.09	0.34
December 31, 2010(1)	1,388,746	3.36	2.05
Options granted	430,855	5.63	4.13
Forfeited	(32,295)	3.97	2.68
Exercised	(5,807)	2.88	2.00
December 31, 2011	1,781,499	3.90	2.59
Options granted	2,193,701	1.46	1.07
Forfeited	(90,007)	3.48	2.52
Exercised	—	—	—
December 31, 2012(2)	3,885,193	2.53	1.73	5.4
Options exercisable on December 31, 2012(2)	1,372,380	3.59		3.9	$5.5
Options expected to vest as of December 31, 2012	2,512,813	1.96			—

(1)
On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance period had not begun. These options were classified as liability awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.

(2)	On December 31, 2012, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $5.93.

Assumptions Used to Estimate Fair Value of Stock Options Granted
We used the Black-Scholes option pricing model to estimate the fair value of stock options granted in 2012, 2011, and 2010, with the following assumptions:

	2012	2011	2010
Expected weighted-average life of options granted	3.0 - 5.0 years	3.0 - 5.0 years	4.5 - 5.0 years
Range of volatility rates based on historical industry volatility	94.39% - 102.22%	90.65%	90.22%
Range of risk-free interest rates	.57% - .83%	1.18% - 2.16%	2.19% - 2.59%
Expected dividend yield	—	—	—

Summary of Legacy Class B Units Activity
A summary of Legacy Class B Units activity for the years ended December 31, 2012, 2011, and 2010, is presented below:

	Units	Weighted Average Fair Value at Grant Date
Nonvested at December 31, 2009	163,169	3.40
Vested	(81,092)	3.40
Nonvested at December 31, 2010	82,077	3.40
Vested	(81,110)	3.40
Nonvested at December 31, 2011	967	3.38
Vested	(967)	3.38
Nonvested at December 31, 2012	—	—

BUCKSPORT ENERGY ASSET INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Bucksport Energy Asset Investment
Balances included in the balance sheet at December 31, 2012 and 2011, related to this investment are as follows:

	December 31,
(Dollars in thousands)	2012	2011
Other receivables	$413	$802
Other current assets(1)	220	163
Total current assets	$633	$965
Property, plant, and equipment	$10,697	$10,671
Accumulated depreciation	(3,971)	(3,266)
Net property, plant, and equipment	$6,726	$7,405
Current liabilities	$(159)	$(170)
(1) Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.

DERIVATIVE INSTRUMENTS AND HEDGES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments
The following table presents information about the volume and fair value amounts of our derivative instruments:

	December 31, 2012		December 31, 2011
(Dollars in thousands)	MMBtu's	Fair Value Assets/(Liabilities)	MMBtu's	Fair Value Assets/(Liabilities)
Derivative contracts designated as hedging instruments
Fixed price energy swaps
Notional amount	—		2,988,107
Accrued liabilities		$—		$(3,803)
Other liabilities		—		(877)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps
Notional amount	6,194,726		4,891,187
Prepaid expenses and other assets		$20		$—
Intangibles and other assets, net		29		—
Accrued liabilities		(3,909)		(6,244)
Other liabilities		(225)		(1,419)

Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations
The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive income and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI			Loss Reclassified from Accumulated OCI(1)
	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010	2012	2011	2010
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(1,365)	$(5,188)	$(9,466)	$(283)	$(2,838)	$(8,505)
Interest rate swaps, receive-variable, pay fixed				—	—	(281)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps				$(5,573)	$—	$—
Net losses of $0.3 million at December 31, 2012, are expected to be reclassified from Accumulated OCI into earnings within the next 12 months.
(1)    Loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.

	Loss Recognized on Derivatives
	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(50)	$(1,189)	$(1,053)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps	$(2,973)	$(8,643)	$—
Loss recognized on derivatives is included in Cost of products sold.

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis	The following table summarizes the balances of assets and liabilities measured at fair value on a recurring

RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Cumulative Charges Incurred Related to Shutdown
The following table details the charges incurred related primarily to the mill closure in 2012 and paper machine shutdowns in 2011 as included in Restructuring charges on our accompanying consolidated statements of operations:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	Cumulative Incurred
Property and equipment	$66,521	$7,068	$73,589
Severance and benefit costs	19,373	15,004	34,377
Write-off of spare parts and inventory	6,934	2,278	9,212
Trademark impairment	3,693	—	3,693
Write-off of purchase obligations and commitments	2,420	—	2,420
Other miscellaneous costs	3,463	114	3,577
Total restructuring costs	$102,404	$24,464	$126,868

Schedule of Changes in Shutdown Liability
The following details the changes in our associated restructuring reserve liabilities during the years ended December 31, 2012 and 2011 which is included in Accrued liabilities on our consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Beginning balance of reserve	$10,763	$—
Severance and benefit costs	15,500	11,679
Severance and benefit payments	(22,230)	(1,006)
Purchase obligations	2,488	90
Payments on purchase obligations	(1,355)	—
Purchase obligation reserve adjustments	(68)	—
Ending balance of reserve	$5,098	$10,763

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases
The following table, as of December 31, 2012, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2013	$6,649
2014	4,467
2015	2,426
2016	1,068
2017	683
Thereafter	1,056
Total	$16,349

Schedule of Unconditional Purchase Obligations	The following table, as of December 31, 2012, summarizes our unconditional purchase obligations.

(Dollars in thousands)
2013	$80,535
2014	41,145
2015	44,657
2016	38,672
2017	38,937
Thereafter	177,277
Total	$421,223

NEW MARKET TAX CREDIT ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Impact of Consolidated VIE
The following table summarizes the impact of the consolidated VIE as of December 31, 2012 and 2011:

	December 31,
(Dollars in thousands)	2012	2011
Current assets	$24	$81
Non-current assets	23,390	23,390
Total assets	$23,414	$23,471
Current liabilities	149	205
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,923
Total liabilities	$31,377	$31,433
Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.

INFORMATION BY INDUSTRY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Industry Segment Data
The following table summarizes the industry segments for the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Net Sales:
Coated papers	$1,177,050	$1,418,817	$1,314,961
Hardwood market pulp	140,816	150,111	164,948
Other	156,746	153,561	125,407
Total	$1,474,612	$1,722,489	$1,605,316
Operating Income (Loss):
Coated papers (1)	$(26,115)	3,470	(38,884)
Hardwood market pulp	9,215	33,357	49,267
Other	(15,470)	(12,945)	(14,193)
Total	$(32,370)	$23,882	$(3,810)
Depreciation, Amortization, and Depletion:
Coated papers	$90,740	$98,370	$100,902
Hardwood market pulp	18,000	17,249	18,313
Other	9,438	9,676	8,152
Total	$118,178	$125,295	$127,367
Capital Spending:
Coated papers	$57,807	$65,227	$59,067
Hardwood market pulp (2)	(325)	23,695	11,017
Other	2,427	1,350	3,562
Total	$59,909	$90,272	$73,646

(1)
Included here is the effect of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, recognized in 2012, which is entirely attributable to the coated papers segment.

(2)
Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Condensed Consolidating Balance Sheet

Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$61,453	$—	$17	$—	$61,470
Accounts receivable, net	—	—	101,014	—	—	—	101,014
Inventories	—	—	131,467	—	—	—	131,467
Assets held for sale	—	—	24,867	—	—	—	24,867
Prepaid expenses and other assets	—	—	3,989	—	7	—	3,996
Current assets	—	—	322,790	—	24	—	322,814
Property, plant, and equipment, net	—	—	773,074	20,246	—	(289)	793,031
Intercompany/affiliate receivable	1,251,788	—	1,401	—	31,153	(1,284,342)	—
Investment in subsidiaries	(253,714)	—	(11,183)	—	—	264,897	—
Other non-current assets(1)	—	—	115,222	1,125	85	—	116,432
Total assets	$998,074	$—	$1,201,304	$21,371	$31,262	$(1,019,734)	$1,232,277
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	$—	$—	$92,056	$7	$23	$(7)	$92,079
Accrued liabilities	54,926	—	64,069	—	126	—	119,121
Liabilities related to assets held for sale	—	—	176	—	—	—	176
Current liabilities	54,926	—	156,301	7	149	(7)	211,376
Intercompany/affiliate payable	—	—	1,251,788	32,547	—	(1,284,335)	—
Long-term debt(2)	1,163,747	—	—	—	23,305	—	1,187,052
Other long-term liabilities	—	—	46,525	—	8,032	(109)	54,448
Member's (deficit) equity	(220,599)	—	(253,310)	(11,183)	(224)	264,717	(220,599)
Total liabilities and equity	$998,074	$—	$1,201,304	$21,371	$31,262	$(1,019,734)	$1,232,277
(1) Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2) Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2011
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$94,722	$—	$73	$—	$94,795
Accounts receivable, net	—	—	128,213	—	—	—	128,213
Inventories	—	—	166,876	—	—	—	166,876
Prepaid expenses and other assets	—	—	3,230	—	8	—	3,238
Current assets	—	—	393,041	—	81	—	393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Other non-current assets(1)	—	—	115,461	1,076	30	54	116,621
Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	$—	$—	$110,517	$—	$79	$(7)	$110,589
Accrued liabilities	48,259	—	91,297	—	126	—	139,682
Current liabilities	48,259	—	201,814	—	205	(7)	250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member's (deficit) equity	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)
Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442
(1) Other non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2) Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Condensed Consolidating Statements of Operations

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,474,612	$—	$—	$—	$1,474,612
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,272,630	—	—	—	1,272,630
Depreciation, amortization, and depletion	—	—	117,014	1,164	55	(55)	118,178
Selling, general, and administrative expenses	—	—	76,039	(1,707)	32	—	74,364
Restructuring charges	—	—	102,404	—	—	—	102,404
Other operating income	—	—	(60,594)	—	—	—	(60,594)
Interest income	(129,801)	—	(1,523)	—	(1,546)	131,347	(1,523)
Interest expense	129,801	—	126,399	1,575	1,515	(131,347)	127,943
Other loss (income), net	8,244	—	(864)	—	—	—	7,380
Equity in net loss of subsidiaries	(157,926)	—	—	—	—	157,926	—
Net loss	$(166,170)	$—	$(156,893)	$(1,032)	$(56)	$157,981	$(166,170)
Other comprehensive income	3,385	—	3,385	—	—	(3,385)	3,385
Comprehensive loss	$(162,785)	$—	$(153,508)	$(1,032)	$(56)	$154,596	$(162,785)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2011
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,722,489	$—	$—	$—	$1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,460,290	—	—	—	1,460,290
Depreciation, amortization, and depletion	—	—	125,121	174	55	(55)	125,295
Selling, general, and administrative expenses	—	—	78,038	(156)	125	—	78,007
Goodwill impairment	—	—	10,551	—	—	—	10,551
Restructuring charges	—	—	24,464	—	—	—	24,464
Interest income	(124,366)	—	(1,560)	(54)	(1,546)	125,912	(1,614)
Interest expense	124,366	—	121,883	361	1,515	(125,912)	122,213
Other loss (income), net	26,091	—	(279)	—	—	—	25,812
Equity in net loss of subsidiaries	(96,438)	—	—	—	—	96,438	—
Net loss	$(122,529)	$—	$(96,019)	$(325)	$(149)	$96,493	$(122,529)
Other comprehensive loss	(12,404)	—	(12,404)	—	—	12,404	(12,404)
Comprehensive loss	$(134,933)	$—	$(108,423)	$(325)	$(149)	$108,897	$(134,933)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2010
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,605,316	$—	$—	$—	$1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,410,770	—	—	—	1,410,770
Depreciation, amortization, and depletion	—	—	127,367	—	—	—	127,367
Selling, general, and administrative expenses	—	—	70,948	21	20	—	70,989
Interest income	(123,710)	—	(123)	(1)	(4)	123,714	(124)
Interest expense	123,710	—	122,524	4	4	(123,714)	122,528
Other (income) loss, net	(255)	—	(734)	—	—	255	(734)
Equity in net loss of subsidiaries	(125,480)	—	—	—	—	125,480	—
Net loss	$(125,225)	$—	$(125,436)	$(24)	$(20)	$125,225	$(125,480)
Other comprehensive loss	(2,685)	—	(2,685)	—	—	2,685	(2,685)
Comprehensive loss	$(127,910)	$—	$(128,121)	$(24)	$(20)	$127,910	$(128,165)

Condensed Consolidating Statements of Cash Flows

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$9,449	$1,909	$(56)	$—	$11,302
Cash flows from investing activities:
Proceeds from insurance settlement	—	—	51,003	—	—	—	51,003
Proceeds from sale of fixed assets	—	—	1,731	—	—	—	1,731
Transfers to (from) restricted cash	—	—	184	(78)	—	—	106
Return of investment in subsidiaries	(694)	—	694	—	—	—	—
Capital expenditures	—	—	(68,585)	8,676	—	—	(59,909)
Net cash used in investing activities	(694)	—	(14,973)	8,598	—	—	(7,069)
Cash flows from financing activities:
Borrowings on revolving credit facilities	112,500	—	—	—	—	—	112,500
Payments on revolving credit facilities	(112,500)	—	—	—	—	—	(112,500)
Proceeds from long-term debt	341,191	—	—	—	—	—	341,191
Repayments of long-term debt	(354,984)	—	—	—	—	—	(354,984)
Debt issuance costs	(24,459)	—	—	—	—	—	(24,459)
Contribution from parent	776	—	—	—	—	—	776
Cash distributions	(82)	—	10,507	(10,507)	—	—	(82)
Repayment of advances to subsidiaries	354,984	—	(354,984)	—	—	—	—
Advances to subsidiaries	(316,732)	—	316,732	—	—	—	—
Net cash used in financing activities	694	—	(27,745)	(10,507)	—	—	(37,558)
Change in cash and cash equivalents	—	—	(33,269)	—	(56)	—	(33,325)
Cash and cash equivalents at beginning of period	—	—	94,722	—	73	—	94,795
Cash and cash equivalents at end of period	$—	$—	$61,453	$—	$17	$—	$61,470

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2011
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$18,815	$(4,322)	$69	$—	$14,562
Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers to (from) restricted cash	—	—	(975)	24,814	—	—	23,839
Capital expenditures	—	—	(69,866)	(20,406)	—	—	(90,272)
Return of investment in subsidiaries	88	—	(88)	—	—	—	—
Net cash used in investing activities	88	—	(70,701)	4,408	—	—	(66,205)
Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,715)	—	1	(86)	—	—	(10,800)
Cash distributions	(88)	—	—	—	—	—	(88)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,903)	—	383,903	—	—	—	—
Net cash used in financing activities	(88)	—	(6,094)	(86)	—	—	(6,268)
Change in cash and cash equivalents	—	—	(57,980)	—	69	—	(57,911)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706
Cash and cash equivalents at end of period	$—	$—	$94,722	$—	$73	$—	$94,795

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2010
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$64,287	$3,818	$7,716	$—	$75,821
Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	453	—	—	—	453
Loan to affiliate	—		(23,305)	—	(31,017)	54,322	—
Transfers to (from) restricted cash	—	—	—	(25,073)	—	—	(25,073)
Capital expenditures	—	—	(64,490)	(9,156)	—	—	(73,646)
Return of investment in subsidiaries	78	—	(78)	—	—	0	—
Net cash used in investing activities	78	—	(87,420)	(34,229)	(31,017)	54,322	(98,266)
Cash flows from financing activities:
Proceeds from long-term debt	27,438	—	—	—	—	—	27,438
Loan from affiliate	—	—	—	31,017	23,305	(54,322)	—
Debt issuance costs	(1,205)	—	(160)	(606)	—	—	(1,971)
Cash distributions	(78)	0	—	—	—	0	(78)
Advances to subsidiaries	(26,233)	—	26,233	—	—	—	—
Net cash provided by financing activities	(78)	—	26,073	30,411	23,305	(54,322)	25,389
Change in cash and cash equivalents	—	—	2,940	—	4	—	2,944
Cash and cash equivalents at beginning of period	—	—	149,762	—	—	—	149,762
Cash and cash equivalents at end of period	$—	$—	$152,702	$—	$4	$—	$152,706

Summary of Business and Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	May 14, 2008
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Initial public offering				14
Market segments	3
Interest cost, capitalized	$ 3,500,000	$ 3,700,000
Goodwill impairment charge	0	10,551,000	0
Trade accounts receivable - unaffiliated customers	97,000,000	113,200,000
Allowance for doubtful accounts	1,000,000	900,000
Bad debt expenses	98,000	156,000	214,000
Restricted cash	3,454,000	3,560,000
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Planned maintenance costs to be expensed as incurred	500,000
Trademarks
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Trademarks impairment charge	3,700,000
Customer Related Intangibles
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Finite-lived intangible assets, estimated useful lives	25 years
Patents
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Restructuring Charges
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Trademarks impairment charge	3,700,000
Fixed asset impairment charge	66,500,000
Intangibles and other assets | Asset retirement obligation
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restricted cash	$ 800,000	$ 800,000	$ 800,000

Summary of Business and Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements
Significant Accounting Policies [Line Items]
Estimated useful life	Over the terms of the lease or the useful life of the improvements
Minimum | Building
Significant Accounting Policies [Line Items]
Estimated Useful life	20 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated Useful life	10 years
Minimum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated Useful life	3 years
Minimum | Computer Equipment
Significant Accounting Policies [Line Items]
Estimated Useful life	3 years
Maximum | Building
Significant Accounting Policies [Line Items]
Estimated Useful life	40 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated Useful life	20 years
Maximum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated Useful life	10 years
Maximum | Computer Equipment
Significant Accounting Policies [Line Items]
Estimated Useful life	6 years

Summary of Business and Significant Accounting Policies - Asset Retirement Obligations Included in Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure Summary Of Business And Significant Accounting Policies Asset Retirement Obligations Included In Other Liabilities [Abstract]
Asset retirement obligations, January 1	$ 11,233	$ 13,660
Accretion expense	827	816
Settlement of existing liabilities	(449)	(1,625)
Adjustment to existing liabilities	419	(1,618)
Liabilities related to assets held for sale	(176)	0
Asset retirement obligations, December 31	$ 11,854	$ 11,233

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosure Inventories [Abstract]
Raw materials	$ 25,747	$ 27,953
Woodyard logs	5,942	5,931
Work-in-process	17,629	19,120
Finished goods	55,909	87,585
Replacement parts and other supplies	26,240	26,287
Inventories	$ 131,467	$ 166,876

Assets Held for Sale, Liabilities Associated with Assets Held for Sale, and Insurance Proceeds (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets Held for Sale, Liabilities related to Assets Held for Sale and Insurance Proceeds [Line Items]
Proceed from insurance settlement	$ 84,000,000
Insurance proceeds in excess of fire related costs and property damages incurred	60,600,000
Proceed from insurance settlement, attributable to investing activities	51,003,000	51,003,000	0	0
Restructuring Charges
Assets Held for Sale, Liabilities related to Assets Held for Sale and Insurance Proceeds [Line Items]
Inventory impairment charge		6,900,000
Fixed asset impairment charge		66,500,000
Trademark impairment charge		$ 3,700,000

Assets Held for Sale, Liabilities Associated with Assets Held for Sale, and Insurance Proceeds (Schedule of Assets and Liabilities Held for Sale) (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long Lived Assets Held-for-sale [Line Items]
Property, plant, and equipment, net	$ 12,124	[1]
Reforestation	12,743	[1]
Assets held for sale	24,867
Liabilities related to assets held for sale	176		0
Asset Retirement Obligations
Long Lived Assets Held-for-sale [Line Items]
Liabilities related to assets held for sale	$ 176

[1]	Recorded at carrying value as the expected proceeds less costs to sell exceed carrying value.

Property, Plant, and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosure Property Plant And Equipment [Abstract]
Land and land improvements	$ 28,985	$ 37,101
Building and leasehold improvements	153,769	188,201
Machinery, equipment, and other	1,278,427	1,330,275
Construction-in-progress	11,017	31,955
Property, plant, and equipment, gross	1,472,198	1,587,532
Accumulated depreciation	(679,167)	(652,833)
Property, plant, and equipment, net	$ 793,031	$ 934,699

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Property Plant And Equipment Additional Information [Abstract]
Depreciation expense	$ 117.2	$ 130.5	$ 124.9

Intangibles and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	$ 6,231	$ 7,146
Other assets:
Financing costs, net of accumulated amortization of $8.2 million on December 31, 2012, and $16.1 million on December 31, 2011	33,909	24,093
Deferred major repair	17,473	12,294
Replacement parts, net	3,679	4,257
Loan to affiliate	23,305	23,305
Restricted cash	3,454	3,560
Other	10,601	6,822
Total other assets	92,421	74,331
Intangibles and other assets	116,432	102,950
Trademarks
Unamortizable intangible assets:
Trademarks	17,780	21,473
Customer Relationships
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	5,820	6,620
Patents
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	$ 411	$ 526

Intangibles and Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangibles and Other Assets by Major Class [Line Items]
Financing costs, accumulated amortization	$ 8.2	$ 17.8
Customer Relationships
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	7.5	6.7
Patents
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	0.7	0.6
VERSO PAPER HOLDINGS LLC
Intangibles and Other Assets by Major Class [Line Items]
Financing costs, accumulated amortization	8.2	16.1
VERSO PAPER HOLDINGS LLC | Customer Relationships
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	7.5	6.7
VERSO PAPER HOLDINGS LLC | Patents
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	$ 0.7	$ 0.6

Intangibles and Other Assets - Additional Information (Detail) (USD $)	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Intangibles and Other Assets by Major Class [Line Items]
Amortization expense of intangibles	$ 900,000	$ 1,100,000	$ 1,300,000
Restructuring and other charges	102,404,000	24,464,000	0	126,868,000
Goodwill impairment loss	0	10,551,000	0
Trademarks, Interim Impairment Analysis
Intangibles and Other Assets by Major Class [Line Items]
Restructuring and other charges	3,400,000
Trademarks, Final Impairment Analysis
Intangibles and Other Assets by Major Class [Line Items]
Restructuring and other charges	$ 300,000

Intangibles and Other Assets - Estimated Future Amortization Expense for Intangible Assets Over Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Disclosure Intangibles And Other Assets Estimated Future Amortization Expense For Intangible Assets Over Next Five Years [Abstract]
2013	$ 815
2014	715
2015	615
2016	567
2017	$ 400

Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosure Accrued Liabilities [Abstract]
Accrued interest	$ 55,060	$ 48,391
Payroll and employee benefit costs	37,721	48,930
Accrued sales rebates	11,138	15,039
Derivatives	3,909	10,047
Restructuring costs	5,098	10,763
Accrued taxes - other than income	1,478	1,404
Freight and other	4,717	5,108
Accrued liabilities	$ 119,121	$ 139,682

Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Apr. 30, 2012 11.5% Senior Secured Notes	Mar. 31, 2012 11.5% Senior Secured Notes	Dec. 31, 2011 11.5% Senior Secured Notes		Mar. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Dec. 31, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Dec. 31, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	May 31, 2012 Second Priority Senior Secured Floating Rate Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Dec. 31, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Dec. 31, 2012 Loan from Verso Paper Holdings LLC	Dec. 31, 2011 Loan from Verso Paper Holdings LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC	Dec. 31, 2012 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2012 Intersegment Elimination [Member]	Dec. 31, 2011 Intersegment Elimination [Member]
Debt Instrument [Line Items]
Original Maturity			May 4, 2017	May 4, 2017	Jul 1, 2014	Jul 1, 2014	Jul 1, 2014	[1]	Jan 15, 2019	[2]	Jan 15, 2019		Feb 1, 2019	[3]	Feb 1, 2019		Jan 15, 2019		Aug 1, 2014	Aug 1, 2014		Aug 1, 2016	Aug 1, 2016	Aug 1, 2016	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040
Interest Rate					11.50%	11.50%	11.50%	[1]	11.75%	[2]	11.75%		8.75%	[3]	8.75%		11.75%	11.75%				11.38%	11.38%	11.38%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Interest Rate at End of Period																			4.06%	4.06%
Balance	$ 1,187,052	$ 1,201,077					$ 302,820	[1]			$ 341,493	[2]	$ 394,871	[3]	$ 394,736	[3]	$ 271,573		$ 13,310	$ 180,216	$ 13,300		$ 142,500	$ 300,000				$ 23,305	$ 23,305
Fair Value	$ 811,546	$ 831,813					$ 316,260	[1]			$ 361,388	[2]	$ 159,960	[3]	$ 257,063	[3]	$ 198,248		$ 9,650	$ 112,635			$ 58,995	$ 122,550				$ 23,305	$ 23,305

[1]	Par value of $315,000 on December 31, 2011.
[2]	Par value of $345,000 on December 31, 2012.
[3]	Par value of $396,000 on December 31, 2012 and 2011.

Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) (USD $)	Dec. 31, 2011 11.5% Senior Secured Notes	Dec. 31, 2012 11.75% Senior Secured Notes	Mar. 31, 2012 11.75% Senior Secured Notes	Dec. 31, 2012 8.75% Second Priority Senior Secured Notes	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes	Jan. 26, 2011 8.75% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, par value	$ 315,000	$ 345,000	$ 345,000,000	$ 396,000	$ 396,000	$ 396,000,000

Long-Term Debt - Interest Expense Related to Long-Term Debt and Cash Interests Payments on Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Disclosure Long Term Debt Interest Expense Related To Long Term Debt And Cash Interests Payments On Long Term Debt [Abstract]
Interest expense	$ 126,486		$ 120,861		$ 118,506
Cash interest paid	114,849		117,043		115,405
Debt issuance cost amortization	$ 4,957	[1]	$ 5,036	[1]	$ 5,290	[1]

[1]	Amortization of debt issuance cost is included in interest expense.

Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended											1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Subsequent Event	May 31, 2012 Revolving Credit Facility	May 04, 2012 Revolving Credit Facility	Dec. 31, 2012 Loan from Verso Paper Holdings LLC	Dec. 31, 2011 Loan from Verso Paper Holdings LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC	Dec. 31, 2012 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2012 Asset Based Loan Facility Revolving Credit Facility	May 04, 2012 Asset Based Loan Facility Revolving Credit Facility	Dec. 31, 2012 Asset Based Loan Facility Letter of Credit	Dec. 31, 2012 Cash Flow Facility Revolving Credit Facility	May 04, 2012 Cash Flow Facility Revolving Credit Facility	Apr. 30, 2012 11.5% Senior Secured Notes	Mar. 31, 2012 11.5% Senior Secured Notes	Dec. 31, 2012 11.5% Senior Secured Notes	Dec. 31, 2011 11.5% Senior Secured Notes		Dec. 31, 2012 11.5% Senior Secured Notes From available Cash	Mar. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2012 11.75% Senior Secured Notes	Mar. 21, 2012 11.75% Senior Secured Notes	May 31, 2012 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Dec. 31, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	May 31, 2012 11.38% Senior Subordinated Notes Exchange Offer One	May 31, 2012 11.38% Senior Subordinated Notes Exchange Offer Two	Mar. 31, 2012 11.38% Senior Subordinated Notes Exchange Offer Two	Dec. 31, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	May 31, 2012 Second Priority Senior Secured Floating Rate Notes	Aug. 31, 2006 Second Priority Senior Secured Floating Rate Notes	May 31, 2012 Second Priority Senior Secured Floating Rate Notes Exchange Offer One	May 31, 2012 Second Priority Senior Secured Floating Rate Notes Exchange Offer Two	Dec. 31, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Jan. 26, 2011 8.75% Second Priority Senior Secured Notes	Jan. 28, 2013 Senior Unsecured Term Loan Subsequent Event	Dec. 31, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Jan. 31, 2013 11.75% Secured Notes Subsequent Event	Jan. 28, 2013 11.75% Secured Notes Subsequent Event
Debt Instrument [Line Items]
Credit facility, borrowing capacity						$ 200,000,000								$ 150,000,000			$ 50,000,000
Debt issuance costs, deferred						9,300,000																					10,100,000										5,400,000
Credit facility, maturity date					May 4, 2017
Principal amount of second-lien notes, 11.38% senior subordinated notes, or senior unsecured term loan outstanding as of the 91 days prior to scheduled maturity						100,000,000
Credit Facility, outstanding													0		43,000,000
Credit Facility, remaining borrowing capacity													91,900,000			50,000,000
Principal amount of notes repurchased/repaid																		44,400,000	270,600,000																236,700,000
Notes, interest rate							6.50%	6.50%	6.50%	6.50%	6.50%	6.50%						11.50%	11.50%		11.50%	[1]		11.75%	[2]	11.75%			11.38%	11.38%	11.38%		11.38%								8.75%	[3]	8.75%				11.75%	11.75%		11.75%
Maturity date							Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040	Dec 29, 2040						Jul 1, 2014	Jul 1, 2014		Jul 1, 2014	[1]		Jan 15, 2019	[2]	Jan 15, 2019			Aug 1, 2016	Aug 1, 2016	Aug 1, 2016				Aug 1, 2014	Aug 1, 2014					Feb 1, 2019	[3]	Feb 1, 2019				Jan 15, 2019		Jan 15, 2019
Gain (loss) on early extinguishment of debt	(8,244,000)	(26,091,000)	255,000															(4,600,000)	(29,900,000)									26,300,000
Notes, principal amount												23,305,000									315,000			345,000,000		345,000			300,000,000									250,000,000			396,000		396,000		396,000,000			271,600,000
Debt instrument, maturity date description																										if as of 45 days prior to the maturity dates of our 11.375% Senior Subordinated Notes due 2016, more than $100,000,000 of such Senior Subordinated Notes remains outstanding, the notes will mature on that day.
Cash paid in exchange offer																				332,000,000			600,000									5,000,000
Notes retired in exchange offer																																166,900,000	157,500,000													85,800,000
Notes issued in exchange offer																																							166,900,000	104,700,000										72,900,000
Cash paid in exchange offer																																	17,300,000
Notes, outstanding amount	1,187,052,000	1,201,077,000																										142,500,000
Reference rate																																			LIBOR
Interest rate over the reference rate																																			3.75%
Interest Rate at End of Period																																		4.06%	4.06%	4.06%
Outstanding amount of the loan	$ 1,187,052,000	$ 1,201,077,000								$ 23,305,000	$ 23,305,000										$ 302,820,000	[1]				$ 341,493,000 [2]				$ 142,500,000	$ 300,000,000				$ 13,310,000	$ 180,216,000	$ 13,300,000				$ 394,871,000	[3]	$ 394,736,000	[3]			$ 271,573,000
Debt exchange rate				85.00%

[1]	Par value of $315,000 on December 31, 2011.
[2]	Par value of $345,000 on December 31, 2012.
[3]	Par value of $396,000 on December 31, 2012 and 2011.

Long-Term Debt - Payments Required Under Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term debt by maturity:
2013	$ 0
2014	13,310
2015	0
2016	142,500
2017	0
2018 and thereafter	1,035,878
Total long-term debt	$ 1,191,688

Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Other Liabilities [Abstract]
Pension benefit obligation	$ 30,416	$ 28,803
Asset retirement obligations	11,854	11,233	13,660
Non-controlling interests	7,923	7,923
Deferred compensation	3,396	2,672
Derivatives	225	2,296
Other	634	1,351
Other liabilities	$ 54,448	$ 54,278

Retirement Plans - Defined Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Curtailment loss	$ 1,517,000	$ 1,921,000	$ 0
Component of curtailment loss comprised of amortization of prior service cost	600,000	434,000
Component of curtailment loss comprised of net actuarial loss	945,000	1,487,000
Amortization of net actuarial loss into net periodic pension cost in next year from accumulated other comprehensive income		1,600,000
Amortization of prior service cost into net periodic pension cost in next year from accumulated other comprehensive income		700,000
Contribution made by employer	10,685,000	9,617,000	4,900,000
Expected cash contributions to defined benefit plans in next year	400,000
Defined benefit plans, reduction in minimum funding requirement	400,000
Accumulated benefit obligation	$ 81,900,000	$ 67,700,000
Employees at the Androscoggin, Bucksport, and Sartell mills
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets assumption for next fiscal year		6.50%

Retirement Plans - Defined Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Retirement Plans Defined Benefit Plans Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 7,082	$ 6,693	$ 6,107
Interest cost	2,876	2,521	2,088
Expected return on plan assets	(2,791)	(2,234)	(1,849)
Curtailment	1,517	1,921	0
Amortization of prior service cost	740	1,176	1,784
Amortization of actuarial loss	1,648	393	90
Net periodic pension cost	$ 11,072	$ 10,471	$ 8,220

Retirement Plans - Defined Benefit Plans - Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$ 2,574	$ 3,885
Net actuarial loss	$ 22,364	$ 19,828

Retirement Plans - Defined Benefit Plans - Reconciliation of Projected Benefit Obligation and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Projected Benefit Obligation:
Benefit obligation at beginning of fiscal year	$ 67,686	$ 47,131
Service cost	7,082	6,693	6,107
Interest cost	2,876	2,521	2,088
Actuarial loss	4,915	10,647
Benefits paid	(1,560)	(793)
Curtailment	945	1,487
Benefit obligation at end of fiscal year	81,944	67,686	47,131
Change in Plan Assets:
Plan assets at fair value at beginning of fiscal year	38,883	29,258
Actual net return (loss) on plan assets	3,520	801
Employer contributions	10,685	9,617	4,900
Benefits paid	(1,560)	(793)
Plan assets at fair value at end of fiscal year	51,528	38,883	29,258
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$ (30,416)	$ (28,803)

Retirement Plans - Defined Benefit Plans - Summary of Expected Future Pension Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected future pension benefit payments:
2013	$ 1,671
2014	1,926
2015	2,166
2016	2,470
2017	2,922
2018-2022	$ 23,907

Retirement Plans - Defined Benefit Plans - Actuarial Assumptions Used In Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	3.80%	4.30%	5.40%
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	4.30%	5.40%	6.00%
Expected long-term return on plan assets	6.50%	6.50%	7.50%

Retirement Plans - Defined Benefit Plans - Pension Plan's Asset Allocation (Detail) (Employees at the Androscoggin, Bucksport, and Sartell mills)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	1.00%	3.00%
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	66.00%	65.00%
Other funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	1.00%	3.00%
Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Allocation	22.00%	21.00%
Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Allocation	5.00%	4.00%
International equity funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	5.00%	4.00%
Minimum | Other securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	70.00%	70.00%
Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	20.00%	20.00%
Maximum | Other securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	80.00%	80.00%
Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	30.00%	30.00%

Retirement Plans - Defined Benefit Plans - Pension Plan Assets at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	$ 51,528	$ 38,883	$ 29,258
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	34,021	25,274
Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	11,346	8,165
Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	2,693	1,555
International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	2,331	1,555
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	632	1,167
Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	505	1,167
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	39,015
Fair Value, Inputs, Level 1 | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	34,021
Fair Value, Inputs, Level 1 | Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	2,693
Fair Value, Inputs, Level 1 | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	1,164
Fair Value, Inputs, Level 1 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	632
Fair Value, Inputs, Level 1 | Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	505
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	12,513	38,883
Fair Value, Inputs, Level 2 | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		25,274
Fair Value, Inputs, Level 2 | Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	11,346	8,165
Fair Value, Inputs, Level 2 | Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		1,555
Fair Value, Inputs, Level 2 | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	1,167	1,555
Fair Value, Inputs, Level 2 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		1,167
Fair Value, Inputs, Level 2 | Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		$ 1,167

Retirement Plans - Defined Contribution Plans - Additional Information (Detail) (Salaried and Quinnesec hourly employees defined contribution plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Salaried and Quinnesec hourly employees defined contribution plan
Defined Contribution Plan [Line Items]
Defined contribution plan expense	$ 5.6	$ 7.6	$ 8.2

Retirement Plans - Other Benefits - Additional Information (Detail) (Defined Contribution Pension Plan 401k, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Pension Plan 401k
Defined Contribution Plan [Line Items]
Employer matching contribution	$ 7.2	$ 8.6	$ 7.6

Equity Awards - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares for issuance	6,250,000
Equity award expense	$ 2,676,000	$ 2,420,000	$ 1,667,000
Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	2,400,000
Weighted average period over which unearned share-based compensation cost is expected to be recognized	2 years 2 months 12 days
Legacy Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Annual vesting rate	20.00%
Non-employee director stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	vest upon grant
Expiration period	10 years
Officer and management non-qualified time - based stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	one to three years from the date of grant
Expiration period	7 years
Officer and management performance-based options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	one to three years from the date of grant based on the achievement of certain performance criteria tied to Verso Paper Corp.���s calculation of Adjusted EBITDA
Expiration period	7 years
Increase in fair value of award from plan modification	100,000
Restricted stock award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period over which unearned share-based compensation cost is expected to be recognized	1 year 7 months 6 days
Granted	320,414	158,057	90,445
Weighted-average grant date fair value	$ 1.2	$ 5.7	$ 3.01
Unrecognized compensation cost	$ 500,000
Vesting period		3 years	3 years

Equity Awards - Stock Option Plan Activity (Detail) (Service and performance-based employee and director stock options, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, options exercisable	$ 5,500	[1]
Aggregate intrinsic value, options expected to vest	$ 0	[1]
Average remaining contractual life, options outstanding	5 years 4 months 24 days	[1]
Average remaining contractual life, options exercisable	3 years 10 months 24 days
Average grant date fair value, beginning of period	$ 2.59		$ 2.05	[2]	$ 1.99	[2]
Average grant date fair value, options granted	$ 1.07		$ 4.13		$ 2.16
Average grant date fair value, forfeited	$ 2.52		$ 2.68		$ 0.91
Average grant date fair value, exercised			$ 2		$ 0.34
Average grant date fair value, end of period	$ 1.73	[1]	$ 2.59		$ 2.05	[2]
Average exercise price, beginning of period	$ 3.9		$ 3.36	[2]	$ 3.43	[2]
Average exercise price, options granted	$ 1.46		$ 5.63		$ 2.87
Average exercise price, forfeited	$ 3.48		$ 3.97		$ 1.73
Average exercise price, exercised			$ 2.88		$ 1.09
Average exercise price, end of period	$ 2.53	[1]	$ 3.9		$ 3.36	[2]
Average exercise price, options exercisable	$ 3.59	[1]
Average exercise price, options expected to vest	$ 1.96
Options outstanding, beginning balance	1,781,499		1,388,746	[2]	1,140,402	[2]
Options granted	2,193,701		430,855		287,003
Options forfeited	(90,007)		(32,295)		(36,650)
Options exercised			(5,807)		(2,009)
Options outstanding, ending balance	3,885,193	[1]	1,781,499		1,388,746	[2]
Options exercisable on December 31, 2012	1,372,380	[1]
Options expected to vest as of December 31, 2012	2,512,813

[1]	On December 31, 2012, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $5.93.
[2]	On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance��period had not begun.��These options were classified as liability awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.

Equity Awards - Stock Option Plan Activity (Parenthetical) (Detail) (Verso Paper Corp. 2008 Incentive Award Plan, Service and performance-based employee and director stock options, USD $)	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Verso Paper Corp. 2008 Incentive Award Plan | Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based awards issued but excluded from options outstanding because their performance periods had not commenced		19,094	41,998
Weighted average fair value of performance-based awards issued but excluded from options outstanding because their performance periods had not commenced		$ 2.4	$ 2.09
Options outstanding, lowest exercise price in range	$ 0.71
Options outstanding, highest exercise price in range	$ 5.93
Options exercisable, lowest exercise price in range	$ 0.71
Options exercisable, highest exercise price in range	$ 5.93

Equity Awards - Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) (Verso Paper Corp. 2008 Incentive Award Plan, Service and performance-based employee and director stock options)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rates based on historical industry volatility		90.65%	90.22%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	3 years	3 years	4 years 6 months
Volatility rates based on historical industry volatility	94.39%
Risk-free interest rates	0.57%	1.18%	2.19%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	5 years	5 years	5 years
Volatility rates based on historical industry volatility	102.22%
Risk-free interest rates	0.83%	2.16%	2.59%

Equity Awards - Summary of Legacy Class B Units Activity (Detail) (Legacy Class B Units, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Legacy Class B Units
Weighted average grant date fair values [Roll Forward]
Nonvested, beginning balance	$ 3.38	$ 3.4	$ 3.4
Vested	$ 3.38	$ 3.4	$ 3.4
Nonvested, ending balance	$ 0	$ 3.38	$ 3.4
Number of units [Roll Forward]
Nonvested, beginning balance	967	82,077	163,169
Vested	(967)	(81,110)	(81,092)
Nonvested, ending balance	0	967	82,077

Bucksport Energy Asset Investment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Disclosure Bucksport Energy Asset Investment Additional Information [Abstract]
Ownership of steam and electricity produced	28.00%
Obligation to purchase steam output	72.00%

Bucksport Energy Asset Investment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Jointly Owned Utility Plant Interests [Line Items]
Other receivables	$ 101,014		$ 128,213
Total current assets	322,814		393,122
Current liabilities	(211,376)		(250,271)
Jointly Owned Utility Plant
Jointly Owned Utility Plant Interests [Line Items]
Other receivables	413		802
Other current assets	220	[1]	163	[1]
Total current assets	633		965
Property, plant, and equipment	10,697		10,671
Accumulated depreciation	(3,971)		(3,266)
Net property, plant, and equipment	6,726		7,405
Current liabilities	$ (159)		$ (170)

[1]	Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.

Derivative Instruments and Hedges - Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments (Detail) (Commodity swaps, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair Value Liabilities	$ (4,134)	$ (12,343)
Fair Value Asset	49
Designated as Hedging Instrument
Derivative [Line Items]
Notional amount		2,988,107
Designated as Hedging Instrument | Accrued Liabilities
Derivative [Line Items]
Fair Value Liabilities		(3,803)
Designated as Hedging Instrument | Other Liabilities
Derivative [Line Items]
Fair Value Liabilities		(877)
Not Designated as Hedging Instrument
Derivative [Line Items]
Notional amount	6,194,726	4,891,187
Not Designated as Hedging Instrument | Accrued Liabilities
Derivative [Line Items]
Fair Value Liabilities	(3,909)	(6,244)
Not Designated as Hedging Instrument | Other Liabilities
Derivative [Line Items]
Fair Value Liabilities	(225)	(1,419)
Not Designated as Hedging Instrument | Prepaid Expenses and Other Assets
Derivative [Line Items]
Fair Value Asset	20
Not Designated as Hedging Instrument | Intangibles and Other Assets Net
Derivative [Line Items]
Fair Value Asset	$ 29

Derivative Instruments and Hedges - Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Designated as Hedging Instrument | Commodity swaps
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in Accumulated OCI	$ (1,365)		$ (5,188)		$ (9,466)
Loss Reclassified from Accumulated OCI	(283)	[1]	(2,838)	[1]	(8,505)	[1]
Loss Recognized on Derivative Contracts	(50)		(1,189)		(1,053)
Designated as Hedging Instrument | Interest rate swaps, receive-variable, pay-fixed
Derivative Instruments, Gain (Loss) [Line Items]
Loss Reclassified from Accumulated OCI					(281)	[1]
Not Designated as Hedging Instrument | Commodity swaps
Derivative Instruments, Gain (Loss) [Line Items]
Loss Reclassified from Accumulated OCI	(5,573)	[1]
Loss Recognized on Derivative Contracts	(2,973)		(8,643)
Not Designated as Hedging Instrument | Interest rate swaps, receive-variable, pay-fixed
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized on Derivative Contracts	$ 0		$ 0		$ 0

[1]	Loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.

Derivative Instruments and Hedges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Disclosure Derivative Instruments And Hedges Additional Information [Abstract]
Net losses expected to be reclassified from accumulated other comprehensive income into earnings within the next 12 months	$ 0.3

Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	$ 3,396	$ 2,672
Fair value of liabilities	3,396	2,672
Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	49
Fair value of liabilities	4,134	12,343
Regional Greenhouse Gas Initiative carbon credits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		425
Fair Value, Inputs, Level 1 | Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	3,396	2,672
Fair value of liabilities	3,396	2,672
Fair Value, Inputs, Level 2 | Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	49
Fair value of liabilities	4,134	12,343
Fair Value, Inputs, Level 2 | Regional Greenhouse Gas Initiative carbon credits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		$ 425

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Subsequent Event	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Jan. 28, 2013 Senior Unsecured Term Loan Subsequent Event	Dec. 31, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Jan. 31, 2013 11.75% Secured Notes Subsequent Event	Jan. 28, 2013 11.75% Secured Notes Subsequent Event	Dec. 31, 2012 Verso Paper Finance Holdings LLC	Dec. 31, 2012 Verso Paper Finance Holdings LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 Verso Paper Finance Holdings LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2012 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2011 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2010 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2012 Management Agreement
Related Party Transaction [Line Items]
Management agreement expiration date																			Aug 1, 2018
Management fee as a percentage of aggregate enterprise value																			1.00%
Notes, maturity date					Dec 29, 2040	Dec 29, 2040	Dec 29, 2040		Jan 15, 2019		Jan 15, 2019				Dec 29, 2040	Feb 1, 2013
Interest payments, paid in kind																$ 8,500,000	$ 5,500,000	$ 5,100,000
Principal amount of debt issued												72,900,000
Related party debt, stated interest rate					6.50%	6.50%	6.50%		11.75%	11.75%		11.75%			6.50%
Principal amount of debt retired								85,800,000
Debt exchange rate				85.00%
Related party debt, outstanding amount					23,305,000	23,305,000								23,305,000	23,305,000
Long-term notes receivable from a related party	23,305,000	23,305,000											23,305,000
Accrued interest receivable from a related party		100,000											100,000
Accrued interest payable to a related party						100,000								100,000
Interest income recognized from transactions with a related party		1,500,000											1,500,000
Interest expense incurred from transactions with a related party						1,500,000								1,500,000
Accounts payable to related party		900,000
Capital contribution from a parent	$ 776,000	$ 0	$ 0

Restructuring Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 102,404	$ 24,464	$ 0	$ 126,868
Pension and Workers' Compensation
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,500
Salary And Benefit
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,300
Coated Groundwood Paper Capacity | Minnesota | Sartell Mill
Restructuring Cost and Reserve [Line Items]
Annual production capacity, number of tons reduced	180,000
Annual production capacity, percentage reduced	20.00%			20.00%
Coated Groundwood Paper Capacity | Maine and Minnesota | Bucksport and Sartell Mills
Restructuring Cost and Reserve [Line Items]
Annual production capacity, number of tons reduced		193,000
Supercalendered Paper Capacity | Minnesota | Sartell Mill
Restructuring Cost and Reserve [Line Items]
Annual production capacity, number of tons reduced	35,000
Workforce Reduction | Minnesota | Sartell Mill
Restructuring Cost and Reserve [Line Items]
Workforce reduction	265

Restructuring Charges - Charges Incurred Related to Shutdown (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 102,404	$ 24,464	$ 0	$ 126,868
Property and equipment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	66,521	7,068		73,589
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	19,373	15,004		34,377
Write-off of spare parts and inventory
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,934	2,278		9,212
Trademark impairment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,693	0		3,693
Write-off of purchase obligations and commitments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,420	0		2,420
Other miscellaneous costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 3,463	$ 114		$ 3,577

Restructuring Charges - Changes in Restructuring Reserve Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Balance of reserve at December 31, 2011	$ 10,763	$ 0
Severance and benefit costs	15,500	11,679
Purchase Obligations	2,488	90
Purchase obligation reserve adjustments	(68)	0
Balance of reserve at December 31, 2012	5,098	10,763
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring payments	(22,230)	(1,006)
Purchase Obligations
Restructuring Cost and Reserve [Line Items]
Restructuring payments	$ (1,355)	$ 0

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Operating leases, rental expense	$ 9.2	$ 7.7	$ 7
Supply agreement expiration date	Jun 1, 2017
Supply agreement, description	The agreement requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the no. 5 paper machine.
Latest Expiration
Commitments and Contingencies Disclosure [Line Items]
Operating leases, expiration year	2022

Commitments and Contingencies - Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum operating lease payments due
2013	$ 6,649
2014	4,467
2015	2,426
2016	1,068
2017	683
Thereafter	1,056
Total	$ 16,349

Commitments and Contingencies - Schedule of Unconditional Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unconditional purchase obligations, rolling maturity
2013	$ 80,535
2014	41,145
2015	44,657
2016	38,672
2017	38,937
Thereafter	177,277
Total	$ 421,223

New Market Tax Credit Entities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 29, 2010	Dec. 31, 2010
Variable Interest Entity [Line Items]
Renewable energy project amount			$ 43,000,000
Maximum percentage of qualified investments in the equity of CDEs eligible for tax credits			39.00%
Non-controlling interests	7,923,000	7,923,000
Variable Interest Entity, Primary Beneficiary | Chase NMTC Verso Investment Fund, LLC
Variable Interest Entity [Line Items]
Related party debt, outstanding amount	23,305,000	23,305,000
Related party debt, stated interest rate	6.50%	6.50%		6.50%
Related party debt, maturity date	Dec 29, 2040	Dec 29, 2040		Dec 29, 2040
Non-controlling interests			9,000,000
Put option, anticipated exercise date			2017-12
Tax credit, recapture percentage			100.00%
Tax credit, recapture period			7 years
Variable Interest Entity, Primary Beneficiary | Chase NMTC Verso Investment Fund, LLC | Verso Paper Finance Holdings LLC
Variable Interest Entity [Line Items]
Related party debt, outstanding amount	$ 23,305,000			23,305,000
Related party debt, stated interest rate				6.50%
Related party debt, maturity date				Dec 29, 2040

New Market Tax Credit Entities - Schedule of Impact of Consolidated VIE (Detail) (Chase NMTC Verso Investment Fund, LLC, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	$ 23,414	$ 23,471
Variable interest entity, consolidated liabilities	31,377	31,433
Current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	24	81
Non-current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	23,390	23,390
Current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	149	205
Long-term debt
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	23,305	23,305
Other non-current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	$ 7,923	$ 7,923

Information by Industry Segment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Disclosure Information By Industry Segment Additional Information [Abstract]
Number of reporting segments	3

Information by Industry Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,474,612		$ 1,722,489		$ 1,605,316
Operating Income (Loss)	(32,370)		23,882		(3,810)
Depreciation, amortization, and depletion	118,178		125,295		127,367
Capital Spending	59,909		90,272		73,646
Coated and Supercalendered
Segment Reporting Information [Line Items]
Net sales	1,177,050		1,418,817		1,314,961
Operating Income (Loss)	(26,115)	[1]	3,470	[1]	(38,884)	[1]
Depreciation, amortization, and depletion	90,740		98,370		100,902
Capital Spending	57,807		65,227		59,067
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Net sales	140,816		150,111		164,948
Operating Income (Loss)	9,215		33,357		49,267
Depreciation, amortization, and depletion	18,000		17,249		18,313
Capital Spending	(325)	[2]	23,695	[2]	11,017	[2]
Other
Segment Reporting Information [Line Items]
Net sales	156,746		153,561		125,407
Operating Income (Loss)	(15,470)		(12,945)		(14,193)
Depreciation, amortization, and depletion	9,438		9,676		8,152
Capital Spending	$ 2,427		$ 1,350		$ 3,562

[1]	Included here is the effect of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, recognized in 2012, which is entirely attributable to the coated papers segment.
[2]	Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.

Information by Industry Segment (Parenthetical) (Detail) (USD $)	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Segment Reporting Information [Line Items]
Restructuring charges	$ 102,404,000	$ 24,464,000	$ 0	$ 126,868,000
Other operating income	60,594,000	0	0
Coated and Supercalendered
Segment Reporting Information [Line Items]
Restructuring charges	102,400,000
Other operating income	60,600,000
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Cash inflow from Govermental grants associated with a renewable energy project	$ 14,700,000

Condensed Consolidating Financial Information - Additional Information (Detail)	12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2012 11.75% Senior Secured Notes	Dec. 31, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Dec. 31, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Dec. 31, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership interest in subsidiary	100.00%
Stated interest rate		11.75%	[1]	11.75%	8.75%	[2]	8.75%	11.38%	11.38%	11.38%
Maturity date		Jan 15, 2019	[1]	Jan 15, 2019	Feb 1, 2019	[2]	Feb 1, 2019	Aug 1, 2016	Aug 1, 2016	Aug 1, 2016	Aug 1, 2014	Aug 1, 2014

[1]	Par value of $345,000 on December 31, 2012.
[2]	Par value of $396,000 on December 31, 2012 and 2011.

Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 61,470		$ 94,795		$ 152,706	$ 149,762
Accounts receivable, net	101,014		128,213
Inventories	131,467		166,876
Assets held for sale	24,867		0
Prepaid expenses and other assets	3,996		3,238
Current assets	322,814		393,122
Property, plant, and equipment, net	793,031		934,699
Other non-current assets	116,432		116,621
Total assets	1,232,277		1,444,442
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	92,079		110,589
Accrued liabilities	119,121		139,682
Liabilities related to assets held for sale	176		0
Current liabilities	211,376		250,271
Long-term debt	1,187,052		1,201,077
Other long-term liabilities	54,448		54,278
Member's (deficit) equity	(220,599)		(61,184)		71,417	197,993
Total liabilities and equity	1,232,277		1,444,442
Parent Issuer
ASSETS
Intercompany/affiliate receivable	1,251,788		1,249,306
Investment in subsidiaries	(253,714)		(84,459)
Total assets	998,074		1,164,847
LIABILITIES AND MEMBER'S EQUITY
Accrued liabilities	54,926		48,259
Current liabilities	54,926		48,259
Long-term debt	1,163,747	[1]	1,177,772	[1]
Member's (deficit) equity	(220,599)		(61,184)
Total liabilities and equity	998,074		1,164,847
Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	61,453		94,722		152,702	149,762
Accounts receivable, net	101,014		128,213
Inventories	131,467		166,876
Assets held for sale	24,867
Prepaid expenses and other assets	3,989		3,230
Current assets	322,790		393,041
Property, plant, and equipment, net	773,074		904,901
Intercompany/affiliate receivable	1,401
Investment in subsidiaries	(11,183)		356
Other non-current assets	115,222	[2]	115,461	[2]
Total assets	1,201,304		1,413,759
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	92,056		110,517
Accrued liabilities	64,069		91,297
Liabilities related to assets held for sale	176
Current liabilities	156,301		201,814
Intercompany/affiliate payable	1,251,788		1,249,646
Other long-term liabilities	46,525		46,355
Member's (deficit) equity	(253,310)		(84,056)
Total liabilities and equity	1,201,304		1,413,759
Non-Guarantor Subsidiary
ASSETS
Property, plant, and equipment, net	20,246		30,086
Intercompany/affiliate receivable			340
Other non-current assets	1,125	[2]	1,076	[2]
Total assets	21,371		31,502
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	7
Current liabilities	7
Intercompany/affiliate payable	32,547		31,146
Member's (deficit) equity	(11,183)		356
Total liabilities and equity	21,371		31,502
Non-Guarantor Affiliate
ASSETS
Cash and cash equivalents	17		73		4
Prepaid expenses and other assets	7		8
Current assets	24		81
Intercompany/affiliate receivable	31,153		31,153
Other non-current assets	85	[2]	30	[2]
Total assets	31,262		31,264
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	23		79
Accrued liabilities	126		126
Current liabilities	149		205
Long-term debt	23,305	[1]	23,305	[1]
Other long-term liabilities	8,032		7,923
Member's (deficit) equity	(224)		(169)
Total liabilities and equity	31,262		31,264
Eliminations
ASSETS
Property, plant, and equipment, net	(289)		(288)
Intercompany/affiliate receivable	(1,284,342)		(1,280,799)
Investment in subsidiaries	264,897		84,103
Other non-current assets			54	[2]
Total assets	(1,019,734)		(1,196,930)
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	(7)		(7)
Current liabilities	(7)		(7)
Intercompany/affiliate payable	(1,284,335)		(1,280,792)
Other long-term liabilities	(109)
Member's (deficit) equity	264,717		83,869
Total liabilities and equity	$ (1,019,734)		$ (1,196,930)

[1]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.
[2]	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.

Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	$ 23,305	$ 23,305
Verso Paper Finance Holdings LLC
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	23,305
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable		23,305
Guarantor Subsidiaries | Verso Paper Finance Holdings LLC
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	$ 23,305

Condensed Consolidating Statements of Operations and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,474,612	$ 1,722,489	$ 1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	1,272,630	1,460,290	1,410,770
Depreciation, amortization, and depletion	118,178	125,295	127,367
Selling, general, and administrative expenses	74,364	78,007	70,989
Goodwill impairment	0	10,551	0
Restructuring charges	102,404	24,464	0	126,868
Other operating income	(60,594)	0	0
Interest income	(1,523)	(1,614)	(124)
Interest expense	127,943	122,213	122,528
Other (income) loss, net	7,380	25,812	(734)
Net loss	(166,170)	(122,529)	(125,480)
Other comprehensive income	3,385	(12,404)	(2,685)
Comprehensive loss	(162,785)	(134,933)	(128,165)
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Interest income	(129,801)	(124,366)	(123,710)
Interest expense	129,801	124,366	123,710
Other (income) loss, net	8,244	26,091	(255)
Equity in net loss of subsidiaries	(157,926)	(96,438)	(125,480)
Net loss	(166,170)	(122,529)	(125,225)
Other comprehensive income	3,385	(12,404)	(2,685)
Comprehensive loss	(162,785)	(134,933)	(127,910)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales	1,474,612	1,722,489	1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	1,272,630	1,460,290	1,410,770
Depreciation, amortization, and depletion	117,014	125,121	127,367
Selling, general, and administrative expenses	76,039	78,038	70,948
Goodwill impairment		10,551
Restructuring charges	102,404	24,464
Other operating income	(60,594)
Interest income	(1,523)	(1,560)	(123)
Interest expense	126,399	121,883	122,524
Other (income) loss, net	(864)	(279)	(734)
Net loss	(156,893)	(96,019)	(125,436)
Other comprehensive income	3,385	(12,404)	(2,685)
Comprehensive loss	(153,508)	(108,423)	(128,121)
Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	1,164	174
Selling, general, and administrative expenses	(1,707)	(156)	21
Interest income		(54)	(1)
Interest expense	1,575	361	4
Net loss	(1,032)	(325)	(24)
Comprehensive loss	(1,032)	(325)	(24)
Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	55	55
Selling, general, and administrative expenses	32	125	20
Interest income	(1,546)	(1,546)	(4)
Interest expense	1,515	1,515	4
Net loss	(56)	(149)	(20)
Comprehensive loss	(56)	(149)	(20)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	(55)	(55)
Interest income	131,347	125,912	123,714
Interest expense	(131,347)	(125,912)	(123,714)
Other (income) loss, net			255
Equity in net loss of subsidiaries	157,926	96,438	125,480
Net loss	157,981	96,493	125,225
Other comprehensive income	(3,385)	12,404	2,685
Comprehensive loss	$ 154,596	$ 108,897	$ 127,910

Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 11,302	$ 14,562	$ 75,821
Cash Flows From Investing Activities:
Proceeds from insurance settlement	51,003	0	0
Proceeds from sale of fixed assets	1,731	228	453
Transfers to (from) restricted cash	106	23,839	(25,073)
Capital expenditures	(59,909)	(90,272)	(73,646)
Net cash used in investing activities	(7,069)	(66,205)	(98,266)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	112,500	0	0
Payments on revolving credit facilities	(112,500)	0	0
Proceeds from long-term debt	341,191	394,618	27,438
Repayments of long-term debt	(354,984)	(389,998)	0
Debt issuance costs	(24,459)	(10,800)	(1,971)
Advances to subsidiaries	776	0	0
Cash distributions	(82)	(88)	(78)
Net cash provided by financing activities	(37,558)	(6,268)	25,389
Change in cash and cash equivalents	(33,325)	(57,911)	2,944
Cash and cash equivalents at beginning of period	94,795	152,706	149,762
Cash and cash equivalents at end of period	61,470	94,795	152,706
Parent Issuer
Cash Flows From Investing Activities:
Return of investment in subsidiaries	(694)	88	78
Net cash used in investing activities	(694)		78
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	112,500
Payments on revolving credit facilities	(112,500)
Proceeds from long-term debt	341,191	394,618	27,438
Repayments of long-term debt	(354,984)	(389,998)
Debt issuance costs	(24,459)	(10,715)	(1,205)
Advances to subsidiaries	776	(383,903)	(26,233)
Cash distributions	(82)	(88)	(78)
Repayment of advances to subsidiaries	354,984	389,998
Advances to subsidiaries	(316,732)
Net cash provided by financing activities	694	(88)	(78)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	9,449	18,815	64,287
Cash Flows From Investing Activities:
Proceeds from insurance settlement	51,003
Proceeds from sale of fixed assets	1,731	228	453
Loan to affiliate			(23,305)
Transfers to (from) restricted cash	184	(975)
Return of investment in subsidiaries	694	(88)	(78)
Capital expenditures	(68,585)	(69,866)	(64,490)
Net cash used in investing activities	(14,973)		(87,420)
Cash Flows From Financing Activities:
Debt issuance costs		1	(160)
Advances to subsidiaries		383,903	26,233
Cash distributions	10,507
Repayment of advances to subsidiaries	(354,984)	(389,998)
Advances to subsidiaries	316,732
Net cash provided by financing activities	(27,745)	(6,094)	26,073
Change in cash and cash equivalents	(33,269)	(57,980)	2,940
Cash and cash equivalents at beginning of period	94,722	152,702	149,762
Cash and cash equivalents at end of period	61,453	94,722	152,702
Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	1,909	(4,322)	3,818
Cash Flows From Investing Activities:
Transfers to (from) restricted cash	(78)	24,814	(25,073)
Capital expenditures	8,676	(20,406)	(9,156)
Net cash used in investing activities	8,598		(34,229)
Cash Flows From Financing Activities:
Loan from affiliate			31,017
Debt issuance costs		(86)	(606)
Cash distributions	(10,507)
Net cash provided by financing activities	(10,507)	(86)	30,411
Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(56)	69	7,716
Cash Flows From Investing Activities:
Loan to affiliate			(31,017)
Net cash used in investing activities			(31,017)
Cash Flows From Financing Activities:
Loan from affiliate			23,305
Net cash provided by financing activities			23,305
Change in cash and cash equivalents	(56)	69	4
Cash and cash equivalents at beginning of period	73	4
Cash and cash equivalents at end of period	17	73	4
Eliminations
Cash Flows From Investing Activities:
Loan to affiliate			54,322
Net cash used in investing activities			54,322
Cash Flows From Financing Activities:
Loan from affiliate			(54,322)
Net cash provided by financing activities			$ (54,322)

Subsequent Event (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2013 Subsequent Event	Dec. 31, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Jan. 31, 2013 11.75% Secured Notes Subsequent Event	Jan. 28, 2013 11.75% Secured Notes Subsequent Event	Jan. 28, 2013 Senior Unsecured Term Loan Subsequent Event
Subsequent Event [Line Items]
Principal amount of debt issued					$ 72.9
Stated interest rate		11.75%	11.75%		11.75%
Notes, maturity date		Jan 15, 2019		Jan 15, 2019
Principal amount of debt retired						$ 85.8
Debt exchange rate	85.00%

Schedule I - Valuation accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 908	$ 785	$ 969
Charged to Cost and Expenses	98	156	214
Charge-off Against Allowances		(33)	(398)
Balance at End of Period	$ 1,006	$ 908	$ 785